File No. 2-72165

                          As filed on October 28, 1998


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                          --
        Pre-Effective Amendment No. ________
        Post-Effective Amendment No.     26                                X
                                     ----------                           --

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            X
                                                                          --
        Amendment No.      27                                              X
                      ------------                                        --


                       INVESCO TAX-FREE INCOME FundS, INC.
               (Exact Name of Registrant as Specified in Charter)

                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)

                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)

       Registrant's Telephone Number, including Area Code: (303) 930-6300

                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                               -------------------
                                   Copies to:
                             Ronald M. Feiman, Esq.
                             Gordon Altman Butowsky
                              Weitzen Shalov & Wein
                                 114 W. 47th St.
                            New York, New York 10036
                               -------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

___     immediately upon filing pursuant to paragraph (b)
 X      on November 1, 1998, pursuant to paragraph (b)
___     60 days after filing pursuant to paragraph  (a)(1)
___     on  ________________, pursuant to paragraph (a)(1)
___     75 days after filing pursuant to paragraph (a)(2)
___     on _______________, pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has previously elected to register an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act. Registrant's Rule 24f-2 Notice for the fiscal year ended June 30, 1998, was filed on or about September 24, 1998.

                                  Page 1 of 475
                       Exhibit index is located at page 103

                       INVESCO TAX-FREE INCOME FundS, INC.
                          -----------------------------

                              CROSS-REFERENCE SHEET

Form N-1A
Item                                        Caption
----                                        -------

Part A                                      Prospectus

     1.......................               Cover Page

     2.......................               Annual Fund Expenses; Essential
                                            Information


     3.......................               Financial Highlights; Fund Price
                                            And Performance

     4.......................               Investment Objective  And
                                            Strategy; Investment Policies  And
                                            Risks; The Funds  And Their
                                            Management

     5.......................               The Funds  And Their Management


     5A......................               Not Applicable


     6.......................               Fund Services; Taxes, Dividends
                                            And Other Distributions; Additional
                                            Information

     7.......................               How To Buy Shares; Fund Price  And
                                            Performance; Fund Services; The
                                            Funds  And Their Management

     8.......................               Fund Services; How  To Sell Shares


     9.......................               Not Applicable

Part B                                      Statement of Additional Information

     10.......................              Cover Page

     11.......................              Table of Contents


     12.......................              The Funds  And Their Management

Form N-1A
Item                                        Caption
----                                        -------


     13.......................              Investment Policies  And
                                            Restrictions

     14.......................              The Funds  And Their Management

     15.......................              The Funds  And Their Management;
                                            Additional Information

     16.......................              The Funds  And Their Management;
                                            Additional Information

     17.......................              Investment Policies  And
                                            Restrictions


     18.......................              Additional Information


     19.......................              How Shares Can Be Purchased; How
                                            Shares Are Valued; Services
                                            Provided  By The Funds; How  To
                                            Redeem Shares

     20.......................              Dividends,  Other Distributions
                                            And Taxes


     21.......................              How Shares Can Be Purchased

     22.......................              Fund Performance

     23.......................              Additional Information

Part C                                      Other Information

        Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
November 1, 1998


                     INVESCO TAX-FREE INTERMEDIATE BOND Fund
                      INVESCO TAX-FREE LONG-TERM BOND Fund

        The two INVESCO Tax-Free Income Funds (the "Funds") described in this Prospectus are actively managed to seek as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital. The INVESCO Tax-Free Intermediate Bond Fund (the "Intermediate Bond Fund") invests in a diversified portfolio of intermediate-term obligations, the interest on which is exempt from federal income taxes. The INVESCO Tax-Free Long-Term Bond Fund (the "Long-Term Bond Fund") invests in a diversified portfolio of long-term obligations, the interest on which is exempt from federal income taxes. These "municipal bonds" may be issued by states, territories, and possessions of the United States and the District of Columbia, as well as their political subdivisions, agencies, and instrumentalities. The dollar-weighted average maturity of the obligations in the Intermediate Bond Fund's portfolio normally will range from five to 10 years. The dollar weighted average maturity of the obligations in the Long-Term Bond Fund's portfolio normally will be at least 10 years.


        Each Fund is a series of INVESCO Tax-Free Income Funds, Inc. (the "Company"), a diversified, managed no-load mutual Fund. Investors may purchase shares of either or both of the Funds. Additional Funds may be offered in the future.

        This Prospectus provides you with the basic information you should know before investing in either of the Funds. You should read it and keep it for future reference. A Statement of Additional Information containing further information about the Funds, dated November 1, 1998, has been filed with the Securities and Exchange Commission, and is incorporated by reference into this Prospectus. To request a free copy, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; call 1-800-525-8085; or visit our web site at: http://www.INVESCO.com.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE Fund ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE Fund ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

TABLE OF CONTENTS



ESSENTIAL INFORMATION.......................................................6

ANNUAL FUND EXPENSES........................................................7

FINANCIAL HIGHLIGHTS........................................................9

INVESTMENT OBJECTIVE AND STRATEGY..........................................13

INVESTMENT POLICIES AND RISKS..............................................14

THE FUNDS AND THEIR MANAGEMENT.............................................20

FUND PRICE AND PERFORMANCE.................................................22

HOW TO BUY SHARES..........................................................23

FUND SERVICES..............................................................28

HOW TO SELL SHARES.........................................................29

TAXES, DIVIDENDS AND  OTHER DISTRIBUTIONS..................................31

ADDITIONAL INFORMATION.....................................................33

ESSENTIAL INFORMATION


        Investment Goal And Strategy: The Funds seek as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital by investing in a diversified portfolio of intermediate-term and long-term obligations for the Intermediate Bond Fund and Long-Term Bond Fund, respectively. The Funds invest primarily in municipal obligations. The dollar-weighted average maturity for the Funds' portfolios normally will range from five to ten years for the Intermediate Bond Fund and ten years or longer for the Long-Term Bond Fund. There is no guarantee that the Funds will meet their investment objectives. See "Investment Objective And Strategy" and "Investment Policies And Risks."

        Designed For: Investors primarily seeking current income free from federal income taxes. While not a complete investment program, the Funds may be a valuable element of your investment portfolio. The Funds are not a suitable investment for tax-sheltered retirement programs , including various Individual Retirement Accounts ("IRAs"), 401(k), Profit Sharing, Money Purchase Pension, and 403(b) plans.

        Time Horizon: The Funds are managed for daily income, paid monthly. Investors should not consider these Funds for the portion of their savings devoted to capital growth.

        Risks: The Funds use a moderate investment strategy, but their investments are subject to both credit and market risk. Investors should expect to see their price per share vary with moves in the municipal bond market, economic conditions and other factors. See "Investment Policies And Risks."

        Organization And Management: Each Fund is a series of the Company. Each Fund is owned by its shareholders. They employ INVESCO Funds Group, Inc. ("INVESCO"), founded in 1932, to serve as investment adviser, administrator and transfer agent. INVESCO Distributors, Inc. ("IDI"), founded in 1997 as a wholly-owned subsidiary of INVESCO, is the Funds' distributor.

        The Funds' investments are selected by INVESCO portfolio manager Dawn Daggy-Mangerson. Ms. Daggy-Mangerson earned her B.S. from DePaul University. See "The Funds And Their Management."

        INVESCO and IDI are indirect, wholly-owned subsidiaries of AMVESCAP PLC, an international investment management company that managed approximately $261 billion in assets as of June 30, 1998. AMVESCAP PLC is based in London with money managers located in Europe, North America, South America and the Far East.

The Funds Offer All Of The Following Services At No Charge:
Telephone purchases
Telephone exchanges
Telephone redemptions
Automatic reinvestment   of distributions
Regular investment plans, such as EasiVest (the Fund's automatic monthly investment program), Direct Payroll Purchase, and Automatic Monthly Exchange
Periodic withdrawal plans


See "How To Buy Shares" and "How To Sell Shares."

        Minimum Initial Investment: $1,000 per Fund, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase.

        Minimum Subsequent Investment: $50 per Fund

ANNUAL FUND EXPENSES


        The Funds are no-load; there are no fees to purchase, exchange or redeem shares. Each Fund is authorized to pay a Rule 12b-1 distribution fee of one quarter of one percent of each Fund's average net assets each year. (See "How To Buy Shares - Distribution Expenses.").

        Like any company, each Fund has operating expenses -- such as portfolio management accounting, shareholder servicing, maintenance of shareholder accounts, and other expenses. These expenses are paid from each Fund's assets. Lower expenses therefore benefit investors by increasing a Fund's total return.

        We calculate annual operating expenses as a percentage of each Fund's average annual net assets. To keep expenses competitive, INVESCO voluntarily reimburses the Intermediate Bond Fund and Long-Term Bond Fund for amounts in excess of 0.90% of each Fund's average net assets.


Annual Fund Operating Expenses
(as a percentage of average net assets)

                                       Intermediate            Long-Term
                                       Bond Fund               Bond Fund
                                       ---------               ---------

Management Fee                         0.50%                    0.55%
12b-1 Fees                             0.25%                    0.25%
Other Expenses (after
  absorbed  expenses)(1)(2)            0.20%                    0.11%

Total Fund Operating Expenses
(after absorbed  expenses)(1)(2)       0.95%                    0.91%

(1) It should be noted that each Fund's actual total operating expenses were lower than the figures shown because each Fund's custodian fees were reduced under an expense offset arrangement. However, as a result of an SEC requirement , the figures shown above DO NOT reflect these reductions. In comparing expenses for different years, please note that the Ratios of Expenses to Average Net Assets shown under "Financial Highlights" DO reflect reductions for expense offset arrangements for periods prior to the fiscal year ended June 30, 1998. See "The Funds And Their Management."

(2) Certain expenses of the Intermediate Bond Fund and the Long-Term Bond Fund are being absorbed voluntarily by INVESCO. In the absence of such absorbed expense, the Intermediate Bond Fund's "Other Expenses" and "Total Fund Operating Expenses" would have been 1.69% and 2.44%, respectively, and the Long-Term Bond Fund's "Other Expenses" and "Total Fund Operating Expenses" would have been 0.24% and 1.04%, respectively, based on each Fund's actual expenses for the fiscal year ended June 30, 1998.

Example:


        A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming a hypothetical 5% annual return and redemption at the end of each time period. (Of course, actual operating expenses are paid from each Fund's assets and are deducted from the amount of income available for distribution to shareholders; they are not charged directly to shareholder accounts.)

                            1 Year        3 Years       5 Years      10 Years
                            ------        -------       -------      --------

Intermediate Bond Fund        $10            $31           $53          $117
Long-Term Bond Fund            $9            $29           $51          $112


        The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR EXPENSES, AND ACTUAL ANNUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For more information on each Fund's expenses, see "The Funds And Their Management" and "How To Buy Shares - Distribution Expenses."


        Because each Fund pays a distribution fee, investors who own shares of the Funds for a long period of time may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual Funds by the National Association of Securities Dealers, Inc.

FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)


        The following information has been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1998 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus. The Annual Report also contains more information about each Fund's performance.



                                                                                              Period
                                                                                               Ended
                                                      Year Ended June 30                     June 30
                                          -------------------------------------------       --------
                                          1998         1997        1996         1995           1994^

                                                    Tax-Free Intermediate Bond Fund

PER SHARE DATA
Net Asset Value -
   Beginning of Period                    $9.90       $9.74        $9.70        $9.52        $10.00
                                          -------------------------------------------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                      0.40        0.41         0.43         0.44          0.19
Net Gains or (Losses) on
   Securities(Both Realized
   and Unrealized)                         0.19        0.16         0.04         0.18         (0.48)
                                          -------------------------------------------       --------
Total from Investment Operations           0.59        0.57         0.47         0.62         (0.29)
                                          -------------------------------------------       --------
LESS DISTRIBUTIONS
Dividends from Net Investment
   Income                                  0.40        0.41         0.43         0.44          0.19
                                          -------------------------------------------      --------
Net Asset Value -
   End of Period                         $10.09       $9.90        $9.74        $9.70         $9.52
                                          ===========================================      ========

TOTAL RETURN                              6.02%       5.96%        4.89%        6.67%         (2.93%)*





RATIOS
Net Assets - End of Period
   ($000 Omitted)                        $5,674      $4,645       $4,997       $4,907        $5,083
Ratio of Expenses to Average
   Net Assets#                           0.95%@      0.84%@       0.76%@        0.70%        0.70%~
Ratio of Net Investment Income
   to Average Net Assets#                3.96%       4.18%        4.40%         4.56%        3.75%~
Portfolio Turnover Rate                    32%         41%          49%           23%          55%*

^From December 1, 1993, commencement of investment operations, to June 30, 1994.


*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.


# Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended June 30, 1998, 1997, 1996 and 1995 and for the period ended June 30, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.44%, 2.43%, 2.34%, 2.45% and 3.09%, respectively, and ratio of net investment income to average net assets would have been 2.47%, 2.59%, 2.82%, 2.81% and 1.36%, respectively.


@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

(For a Fund Share Outstanding Throughout Each Period)


                                                                     Year Ended June 30
                                 ---------------------------------------------------------------------------------------------------
                                      1998     1997      1996     1995      1994      1993       1992       1991      1990    1989

                          Tax-Free Long-Term Bond Fund

PER SHARE DATA
Net Asset Value -
   Beginning of Period                $15.34   $15.20    $15.07   $15.29    $16.35    $15.69    $15.05     $14.90    $15.15  $13.82
                                 --------------------------------------------------------------------------------------------------

INCOME FROM
   INVESTMENT OPERATIONS
Net Investment Income                   0.63     0.66      0.73     0.80      0.83      0.87      0.92       0.96      0.99    1.01
Net Gains or (Losses) on
    Securities (Both  Realized
   and Unrealized)                      0.40     0.38      0.32     0.09     (1.00)     1.04      0.95       0.27     (0.25    1.33
                                 --------------------------------------------------------------------------------------------------
Total from Investment
   Operations                           1.03     1.04      1.05     0.89     (0.17)     1.91      1.87       1.23      0.74    2.34
                                 --------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
   Investment Income                    0.63     0.66      0.73     0.80     0.83       0.87      0.92       0.96      0.99    1.01
In Excess of Net
   Investment Income                    0.00     0.01     0.00     0.00      0.00       0.00      0.00       0.00      0.00    0.00
Distributions from
   Capital Gains                        0.17     0.23      0.19     0.31     0.06       0.38      0.31       0.12      0.00    0.00
                                 --------------------------------------------------------------------------------------------------
Total Distributions                     0.80     0.90      0.92     1.11     0.89       1.25      1.23       1.08      0.99    1.01
                                 --------------------------------------------------------------------------------------------------
Net Asset Value -
   End of Period                      $15.57   $15.34    $15.20   $15.07   $15.29     $16.35    $15.69     $15.05     $14.9  $15.15

 TOTAL RETURN                           6.87%    7.05%     7.01%    6.16%   (1.16%)    12.57%    12.79%      8.55%     5.10%  17.64%






RATIOS
Net Assets - End of Period
   ($000 Omitted)                   $211,471 $220,410  $250,890 $254,584   $282,407 $332,239  $272,382  $208,100  $179,107  $143,678
Ratio of Expenses to
   Average Net Assets#                0.91%@   0.90%@    0.91%@    0.92%      1.00%    1.03%     1.02%     0.93%     0.75%     0.74%
Ratio of Net Investment
   Income to Average
   Net Assets#                         4.06%    4.36%     4.76%    5.31%      5.14%    5.43%     5.90%     6.39%     6.67%     7.06%
Portfolio Turnover Rate                 173%     123%      146%      99%        28%      30%       28%       25%       27%       27%



# Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended June 30, 1998, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.04%, 1.05%, 1.04% and 1.05%, respectively, and ratio of net investment income to average net assets would have been 3.93%, 4.21%, 4.63% and 5.18%, respectively.


@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

INVESTMENT OBJECTIVE AND STRATEGY

   Each Fund seeks as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital. This investment objective is Fundamental and cannot be changed without the approval of each Fund's shareholders. There is no assurance that a Fund's investment objective will be met.


Invesco Tax-Free
Income Funds                                         Fund Strategy
------------                                         -------------


 Tax-Free                            o     Intermediate-Term Municipal Bonds
Intermediate                               which may include any combination
Bond Fund                                  of general obligation, revenue or
                                           industrial development bonds.

                                     o     At least 80% of the Fund's total
                                           assets normally will consist of a
                                           combination of municipal bonds
                                           rated investment grade as defined
                                           under "Investment Policies And
                                           Risks" and short-term municipal
                                           notes rated within the two highest
                                           rating categories as described
                                           under "Investment Policies And
                                           Risks."

                                      o    The dollar-weighted  average maturity
                                           of the  Fund's  obligations  normally
                                           will range from five to ten years and
                                           will vary as INVESCO responds
                                           to changes in interest rates.

Tax-Free                             o     Long-Term Municipal Bonds which may
Long-Term Bond                             include any combination of general
Fund                                       obligation, revenue or industrial
                                           development bonds.

                                     o     At least 80% of the Fund's assets
                                           normally will consist of a
                                           combination of municipal bonds
                                           rated investment grade as described
                                           under "Investment Policies And
                                           Risks" and short-term municipal
                                           notes rated within the two highest
                                           rating categories as described
                                           under "Investment Policies And
                                           Risks."

                                      o    The dollar-weighted average maturity
                                           of the Fund's portfolio normally will
                                           be at least ten years and will vary
                                           as INVESCO responds to
                                           changes in interest rates.



        Under ordinary circumstances, no more than 20% of each Fund's total assets may consist of bonds subject to the Alternative Minimum Tax ("AMT Bonds"), short-term or temporary taxable securities (the income from which may be subject to federal income tax), debt obligations rated below investment grade and cash.


        When we believe market or economic conditions are unfavorable, the Funds may assume a defensive position by temporarily investing up to 100% of their assets in short-term taxable investments or cash, seeking to protect their assets until conditions stabilize.


INVESTMENT POLICIES AND RISKS


        Investors should expect to see the price per share of the Funds vary with movements in the municipal bond market, changes in economic conditions and other factors. The Funds invest in many different securities and industries over a wide geographical range; this diversification may help reduce the Funds' exposure to particular investment and market risks but cannot eliminate these risks.

        Year 2000 Computer Issue. Due to the fact that many computer systems in use today cannot recognize the Year 2000, but will, unless corrected, revert to 1900 or 1980 or cease to function at that time, the markets for securities in which the Funds invest may be detrimentally affected by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems
and  liquidity  issues.  In  addition,   corporate  and  governmental  data
processing errors may result in production issues for individual companies and overall economic uncertainties. Earnings of individual issuers may be affected by remediation costs, which may be substantial. The Funds' investments may be adversely affected.

        Municipal Securities. When we assess an issuer's ability to meet its interest payment obligations and repay principal when due, we are referring to "credit risk." Municipal obligations are rated based on their estimated credit risk by independent services such as Standard & Poor's , a division of The McGraw-Hill Companies, Inc. ("S&P"), Moody's Investors Services, Inc.
("Moody's"), Fitch Investors Services, Inc. ("Fitch") or Duff & Phelps, Inc. ("D&P"). "Market risk" refers to sensitivity to changes in interest rates. For instance, when interest rates go up, the market value of a previously issued bond generally declines; on the other hand, when interest rates go down, the prices of bonds generally increase.

        The lower a bond's quality, the more it is subject to credit risk and market risk and the more speculative it becomes. This is also true of most unrated municipal securities. Therefore, the Funds do not invest in obligations they believe to be highly speculative. In practice, this means we primarily hold investment grade municipal bonds -- those rated AAA, AA, A or BBB by S&P or Aaa, Aa, A or Baa by Moody's. Overall, these municipal securities enjoy strong to adequate capacity to pay principal and interest. No more than 10% of each Fund's total assets may be invested in issues rated below investment grade quality (commonly called "junk bonds" and rated BB or lower by S&P or Ba or lower by Moody's or, if unrated, judged by INVESCO to be of equivalent quality); these include issues which are of poorer quality and may have some speculative characteristics, according to the ratings services. Never under any circumstances, does the Intermediate Bond Fund invest in bonds which are rated below CCC or Caa by S&P or Moody's, respectively. In addition, never, under any circumstances, does the Long-Term Bond Fund invest in bonds which are rated below B- or B by S&P or Moody's, respectively. Bonds rated B-, B, CCC, or Caa may be in default or there may be present elements of danger with respect to payment of principal or interest. While INVESCO continuously monitors all of the municipal bonds in each Fund's portfolio for the issuer's ability to make required principal and interest payments and other quality factors, it may retain a bond whose rating is changed to one below the minimum rating required for purchase of the security. For a detailed description of municipal bond ratings, see the Statement of Additional Information and Appendix A therein.


        The Funds may invest in short-term municipal notes rated within the two highest ratings by S&P or Moody's.


        The following chart reflects the percentage of each Fund's total assets that were invested in municipal bonds (by rating category) for the fiscal year ended June 30, 1998.


                                                                         BELOW
                                                                         INVESTMENT          UN-
INVESCO                          INVESTMENT GRADE                        GRADE               RATED
TAX-FREE           ---------------------------------------------        ----------------    --------
INCOME             AAA/           AA/                       BBB/          BB/
FUNDS              Aaa            Aa           A            Baa           Ba         B
----------------------------------------------------------------------------------------------------
INVESCO
Tax-Free
Interme-          48.75%       18.29%       18.90%        5.70%         0.96%     0.00%      0.00%
diate Bond
Fund
----------------------------------------------------------------------------------------------------
INVESCO
Tax-Free
Long-Term         48.63%       15.53%       12.69%        1.82%         1.83%     0.00%      1.34%
Bond Fund
----------------------------------------------------------------------------------------------------



        In addition, 4.39% and 17.33%, respectively, of the Intermediate Bond Fund's and Long-Term Bond Fund's total assets were invested in corporate and municipal short-term notes rated by at least one rating category in the highest rating category for such notes.

        All of these percentages were determined on a dollar-weighted basis, calculated by averaging the Funds' month-end portfolio holdings during the fiscal year. Keep in mind that each Fund's holdings are actively traded, and bond ratings are occasionally adjusted by ratings services, so these figures do not represent the Funds' actual holdings or quality ratings as of June 30, 1998, or at any particular time during the fiscal year.


        AMT Bonds. These are "private activity bonds" issued after August 7, 1986; the proceeds are directed in full or in part to private, for-profit organizations. The income from AMT bonds is exempt from federal income tax but may be subject to the alternative minimum tax -- a special tax that applies to taxpayers who have certain adjustments to income or tax preference items.


        Temporary/Short-Term Taxable Investments. The Funds may invest in temporary and/or short-term taxable investments. Short-term taxable investments, if any, normally will consist of notes having quality ratings within the two highest grades of Moody's, S&P, Fitch or D&P; obligations of the U.S. government, its agencies or instrumentalities; commercial paper rated at least P-2 by Moody's, A-2 by S&P; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; time deposits; banker's acceptances and other short-term bank obligations; and repurchase agreements. Temporary taxable investments, if any, normally will consist of corporate bonds and other debt obligations. Dividends paid by a Fund attributable to income from such investments will be taxable to investors. See "Taxes, Dividends And Capital Gain Distributions."

        Tender Option Bonds. The Intermediate Bond Fund may seek to earn additional income by purchasing "tender option bonds," municipal bonds which have relatively long maturities and offer fixed income at a substantially higher rate than other short-term tax-exempt bonds. Tender option bonds involve three parties: the issuer, the buyer, and a third party, such as a bank, broker-dealer, or another financial institution. In exchange for a periodic fee, this third party allows the purchaser to cash in ("tender") the bond at par plus accrued-interest at designated times.

        Tender option bonds must be carefully evaluated, based on the creditworthiness of the issuer and third party. At times, the tender option feature on these bonds may be terminable; in such an instance, the tender option bonds may be considered illiquid securities.

        Futures and Options. A futures contract is an agreement to buy or sell a specific amount of a financial instrument or commodity at a particular price on a particular date. Each Fund will use futures contracts only to hedge against price changes in the value of its current or intended investments in securities. In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general decrease in prices, the adverse effects of such changes may be offset, at least in part, by gains on the sale of futures contracts. Conversely, the increased cost of portfolio securities to be acquired, caused by a general increase in prices, may be offset, at least in part, by gains on futures contracts purchased by a Fund. Brokerage fees are paid to trade futures contracts, and each Fund is required to maintain margin deposits. The board of directors has adopted a non-Fundamental restriction that the aggregate market value of the futures contracts the Long-Term Bond Fund holds cannot exceed 30% of the market value of its total assets.


        Put and call options on futures contracts or securities may be traded by each Fund in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired. The purchaser of an option purchases the right to effect a transaction in the underlying future or security at a specified price (the "strike price") before a specified date (the "expiration date"). In exchange for the right, the purchaser pays a "premium" to the seller, which represents the price of the right to buy or sell the underlying instrument. In exchange for the premium, the seller of the option becomes obligated to effect a transaction in the underlying future or security, at the strike price, at any time prior to the expiration date, should the buyer choose to exercise the option. A call option contract grants the purchaser the right to buy the underlying future or security, at the strike price, before the expiration date. A put option contract grants the purchaser the right to sell the underlying future or security, at the strike price, before the expiration date. Purchases of options on futures contracts may present less dollar risk in hedging a Fund's portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. The premium paid for such a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise or liquidation of the option, and, unless the price of the underlying futures contract or security changes sufficiently, the option may expire without value to the Fund.


        Although each Fund will enter into futures contracts and options on futures contracts and securities solely for hedging or other nonspeculative purposes, their use does involve certain risks. For example, a lack of correlation between the value of an instrument underlying an option or futures contract and the assets being hedged, or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful and could result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and a Fund may be required to maintain a position until exercise or expiration, which could result in losses. Transactions in futures contracts and options are subject to other risks as well, which are set forth in greater detail in the Statement of Additional Information and Appendix B therein.

        Zero Coupon Securities. The Funds may invest in Zero Coupon Securities. Of the 10% of the Intermediate Bond Fund's total assets that may be invested in debt obligations rated below investment grade, no more than 5% of the Intermediate Bond Fund's total assets may be invested in zero coupon bonds having such ratings. These securities make no periodic interest payments. Instead, they are sold at a discount from their face value. The buyer of the security receives the rate of return by the gradual appreciation in the price of the security, which is redeemed at face value at maturity. Being extremely responsive to changes in interest rates, the market price of zero coupon securities may be more volatile than other bonds. A Fund may be required to distribute income recognized on these bonds, even though no cash interest payments are received, which could reduce the amount of cash available for investment by the Fund.

        Delayed Delivery Or When-Issued Purchases. Municipal obligations may at times be purchased or sold by each Fund with settlement taking place in the future. The payment obligation and the interest rate that will be received on the securities generally are fixed at the time a Fund enters into the commitment. Between the date of purchase and the settlement date, the value of the securities is subject to market fluctuations, and no interest is payable to the Fund prior to the settlement date.


        Securities Lending. Each Fund may seek to earn additional income by lending securities to qualified brokers, dealers, banks, or other financial institutions, on a fully collateralized basis. For further information on this policy, see "Investment Policies And Restrictions" in the Statement of Additional Information.

        Repurchase Agreements. Each Fund may invest money, for as short a time as overnight, using repurchase agreements ("repos"). With a repo, a Fund buys a debt instrument, agreeing simultaneously to sell it back to the prior owner at an agreed-upon price and date. A Fund could incur costs or delays in seeking to sell the security if the prior owner defaults on its repurchase obligation. To reduce that risk, the securities that are the subject of each repurchase agreement will be maintained with such Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest). These agreements are entered into only with member banks of the Federal Reserve System, registered broker-dealers, and registered U.S. government securities dealers that are deemed creditworthy under standards set by the Company's board of directors.

        Illiquid and Rule 144A Securities. The Tax-Free Intermediate Bond Fund may invest up to 10% of its total assets in illiquid securities, including securities that are subject to restrictions on resale and securities that are not readily marketable. Investments in illiquid securities are subject to the risk that a Fund may not be able to dispose of a security at the time desired or at a reasonable price, or may have to bear the expense and delay of registering the security in order to resell it. The Intermediate Bond Fund also may purchase certain securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities"), without regard to the foregoing 10% limitation, if a liquid trading market exists. For more information concerning illiquid and Rule 144A Securities, see "Investment Policies And Restrictions" in the Statement of Additional Information.

        Investment Restrictions. Certain restrictions, which are identified in the Statement of Additional Information, may not be altered without the approval of each Fund's shareholders. For example, with respect to 75% of the Intermediate Bond Fund's total assets and 100% of the Long-Term Bond Fund's total assets, each Fund limits to 5% the portion of its total assets that may be invested in a single issuer. In addition, each Fund limits to 25% the portion of its total assets that may be invested in any one industry. Municipal securities are not considered to be an "industry" for this purpose, although industrial development bonds are grouped into industries depending upon the businesses of the companies that have the ultimate responsibility for payment. Except where indicated to the contrary, the investment policies described in this Prospectus are not considered Fundamental and may be changed without a vote of each Fund's shareholders.

        For a further discussion of risks associated with an investment in the Funds, see "Investment Policies And Restrictions" and "Investment Practices" in the Statement of Additional Information.

THE FUNDS AND THEIR MANAGEMENT

        The Company is a no-load mutual Fund, registered with the Securities and Exchange Commission as a diversified, open-end, management investment company. It was incorporated on April 2, 1993, under the laws of Maryland.


        The Company's board of directors has responsibility for overall supervision of the Funds and reviews the services provided by the investment adviser. Under an agreement with the Company, INVESCO, 7800 E. Union Avenue, Denver, Colorado 80237, serves as investment adviser for each Fund; it is primarily responsible for providing the Funds with portfolio management and various administrative services.

        INVESCO and IDI are indirect wholly-owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3, 1997 and to AMVESCAP PLC on May 8, 1997, as part of a merger between a direct subsidiary of INVESCO PLC and A I M Management Group Inc., that created one of the largest independent investment management businesses in the world. AMVESCAP PLC had approximately $261 billion in assets under management as of June 30, 1998. INVESCO was established in 1932 and, as of June 30, 1998, managed 14 mutual Funds, consisting of 49 separate portfolios, with combined assets of approximately $19.6 billion on behalf of over 878,000 shareholders.

        Prior to February 3, 1998, Institutional Trust Company, doing business as INVESCO Trust Company ("ITC"), provided sub-advisory services to the Funds; termination of its sub-advisory services in no way changed the basis upon which investment advice is provided to the Funds, the cost of those services to the Funds or the persons actually performing the investment advisory and other services previously provided by ITC. INVESCO provides such day-to-day portfolio management services.

        The Funds are managed by Dawn Daggy-Mangerson, who is a member of INVESCO's Fixed Income Team, which is headed by Donovan J. (Jerry) Paul. Ms. Daggy-Mangerson became the portfolio manager of the Fund in 1998 and has primary responsibility for the day-to-day management of the Funds' portfolio holdings. Ms. Daggy-Mangerson was previously vice president and fixed income portfolio manager with NationsBank/Tradestreet Investment Associates, Inc. from 1997 to 1998; a portfolio manager with Boatmen's Trust Company from 1995 to 1997; a portfolio manager and trader from 1991 to 1995, a trader from 1990 to 1991, and an assistant trader from 1988 to 1990, with Stein Roe & Farnham ; and a trading associate with E. F. Hutton & Co., Inc. from 1985 to 1988. Ms. Daggy-Mangerson received a B.S. in Commerce with a concentration in Finance from DePaul University.

        INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's personnel to conduct their personal investment activities in a manner that INVESCO believes is not detrimental to the Funds or INVESCO's other advisory clients. See the Statement of Additional Information for more detailed information.

        Each Fund pays INVESCO a monthly management fee that is based upon a percentage of each Fund's average net assets determined daily. With respect to the Intermediate Bond Fund, the management fee is computed at the annual rate of 0.50% on the first $300 million of the Fund's average net assets; 0.40% on the next $200 million of the Fund's average net assets; and 0.30% on the Fund's average net assets over $500 million. With respect to the Long-Term Bond Fund, the management fee is computed at the annual rate of 0.55% on the first $300 million of the Fund's average net assets; 0.45% on the next $200 million of the Fund's average net assets; and 0.35% on the Fund's average net assets over $500 million. For the fiscal year ended June 30, 1998, investment advisory fees paid by the Intermediate Bond Fund and the Long-Term Bond Fund amounted to 0.50% and 0.55%, respectively (after voluntary expense limitation), of each Fund's average net assets.

        Under a Distribution Agreement, IDI provides services relating to the distribution and sales of the Funds' shares. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail Funds advised by INVESCO. Prior to September 30, 1997, INVESCO served as the Funds' distributor.

        Under a Transfer Agency Agreement, INVESCO acts as registrar, transfer agent, and dividend disbursing agent for the Funds. Each Fund pays an annual fee of $26.00 per shareholder account or, where applicable, per participant in an omnibus account . Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of INVESCO, may provide equivalent services to the Funds. In these cases, INVESCO may pay, out of the fee it receives from the Funds, an annual sub-transfer agency fee or recordkeeping fee to the third party.

        Under an Administrative Services Agreement, INVESCO handles additional administrative, recordkeeping, and internal sub-accounting services for the Funds. For the fiscal year ended June 30, 1998, the Fund paid INVESCO a fee for these services equal to the following percentages of each Fund's average net assets (prior to the absorption of certain Fund expenses): Intermediate Bond Fund, 0.22% and Long-Term Bond Fund, 0.02%.

        The management and custodial services provided to the Funds by INVESCO and the Funds' custodian, and the services provided to shareholders by INVESCO and IDI and other service providers, depend on the continued functioning of their computer systems. Many computer systems in use today cannot recognize the Year 2000, but will revert to 1900 or 1980 or will cease to function due to the manner in which dates were encoded and are calculated. That failure could have a negative impact on the handling of the Funds' securities trades, their share pricing and their account services. The Funds and their service providers have been actively working on necessary changes to their computer systems to deal with the Year 2000 issue and expect that their computer systems will be adapted before that date, but there can be no assurance that they will be successful. Furthermore, services may be impaired at that time as a result of the interaction of their systems with noncomplying computer systems of others. INVESCO plans to test as many such interactions as practicable prior to December 31, 1999 and to develop contingency plans for reasonably anticipated failures.

        Each Fund's expenses, which are accrued daily, are deducted from total income before dividends are paid. Total expenses of each Fund (prior to any expense offset arrangements) for the fiscal year ended June 30, 1998, including investment advisory fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to the following percentages of each Fund's average net assets: Intermediate Bond Fund, 0.95% and Long-Term Bond Fund, 0.91% (after voluntary expense limitation). Certain expenses of the Intermediate Bond Fund and Long-Term Bond Fund are absorbed voluntarily by INVESCO pursuant to a commitment to those Funds to ensure that each Fund's total operating expenses do not exceed 0.90% of each Fund's average net assets. These commitments may be changed following consultation with the Company's board of directors. In the absence of this voluntary expense limitation, total operating expenses of the Intermediate Bond Fund and the Long-Term Bond Fund would have been 2.44% and 1.04%, respectively.

        INVESCO places orders for the purchase and sale of portfolio securities with brokers and dealers based upon INVESCO's evaluation of such brokers' and dealers' financial responsibility coupled with their ability to effect transactions at the best available prices. As discussed under "How To Buy Shares
- Distribution Expenses," the Funds may market their shares through intermediary brokers or dealers that have entered into dealer agreements with INVESCO or IDI, as the Funds' distributor. The Funds may place orders for portfolio transactions with qualified brokers and dealers that recommend the Funds or sell shares of the Funds to clients, or act as agent in the purchase of shares of the Funds for clients, if INVESCO believes that the quality of the execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms. For further information, see "Investment Practices - Placement of Portfolio Brokerage" in the Statement of Additional Information.


FUND PRICE AND PERFORMANCE


        Determining Price. The value of your investment in a Fund may vary daily. The price per share is also known as the Net Asset Value ("NAV"). INVESCO prices each Fund every day that the New York Stock Exchange is open, as of the close of regular trading (generally, 4:00 p.m. New York time). NAV is calculated by adding together the current market value of each Fund's assets, including accrued interest and dividends; subtracting liabilities, including accrued expenses; and dividing that dollar amount by the total number of shares outstanding.

        Performance Data. To keep shareholders and potential investors informed, we will occasionally advertise a Fund's total return and yield. Total return figures show the average annual rate of return on a $1,000 investment in a Fund, assuming reinvestment of all dividends and capital gain distributions, for one-, five- and ten-year periods (or since inception). Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show interim variations in performance that occur during the periods cited.

        The yield of a Fund refers to the income generated by an investment in the Fund over a 30-day or one-month period and is computed by dividing the net investment income per share earned during the period by the net asset value per share at the end of the period, then adjusting the result to provide for semi-annual compounding. We may also discuss a Fund's "taxable equivalent yield" -- the yield a non-taxable investment would have to generate in order to provide the same income as a taxable investment, assuming certain federal tax rates. This yield quotation allows investors to compare taxable and tax-exempt bond Funds more fairly. More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to IDI using the phone number or address on the back cover of this Prospectus.


        When we quote mutual Fund rankings published by Lipper Analytical Services, Inc., we may compare the Funds to others in their categories of Intermediate Municipal Debt Funds for the Intermediate Bond Fund and General Municipal Bond Funds for the Long-Term Bond Fund, as well as the broad-based Lipper general Fund groupings. These rankings allow you to compare the Funds to their peers. Other independent financial media also produce performance-or service-related comparisons, which you may see in our promotional materials. For more information, see "Fund Performance" in the Statement of Additional Information.

        Performance figures are based on historical investment results and are not intended to suggest future performance.

HOW TO BUY SHARES


        The following chart shows several convenient ways to invest in the Funds. Your new Fund shares will be priced at the NAV next determined after your order is received in proper form. There is no charge to invest, exchange or redeem shares when you make transactions directly through INVESCO. However, if you invest in the Funds through a securities broker, you may be charged a commission or transaction fee. INVESCO and IDI may from time to time make payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Company. For all new accounts, please send a completed application form. Please specify which Fund's shares you wish to purchase.

        INVESCO reserves the right to increase, reduce or waive the minimum investment requirements in its sole discretion, where it determines this action is in the best interests of a Fund. Further, INVESCO reserves the right in its sole discretion to reject any order for the purchase of Fund shares (including purchases by exchange) when, in its judgment, such rejection is in a Fund's best interests.


                                HOW TO BUY SHARES

Method                      Investment Minimum     Please Remember
--------------------------------------------------------------------------------
By Check                    $1,000 for regular     If your check does
Mail to:                    account;               not clear, you will
INVESCO Funds               $50 minimum for        be responsible for
Group, Inc.                 each subsequent        any related loss a
P.O. Box 173706,            investment.            Fund or  INVESCO
Denver, CO                                         incurs. If you are
80217-3706.                                        already a
Or you may send                                    shareholder in the
your check by                                      INVESCO Funds, the
overnight courier                                  Fund may seek
to: 7800 E. Union                                  reimbursement from
Ave.,                                              your existing
Denver, CO 80237.                                  account(s) for any
                                                   loss incurred.
--------------------------------------------------------------------------------
By Telephone Or             $1,000.                Payment must be
Wire                                               received within 3
Call 1-800-525-8085                                business days, or
to request your                                    the transaction may
purchase. Then send                                be  canceled. If a
your check by                                      telephone purchase
overnight courier                                  is  canceled due
to our street                                      to nonpayment, you
address:                                           will be responsible
7800 E. Union Ave.,                                for any related
Denver, CO 80237.                                  loss a Fund or
Or you may transmit                                INVESCO incurs. If
your payment by                                    you are already a
bank wire (call                                    shareholder in the
INVESCO for                                        INVESCO Funds, a
instructions).                                     Fund may seek
                                                   reimbursement from
                                                   your existing
                                                   account(s) for any
                                                   loss incurred.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
With Easivest Or            $50 per month for      Like all regular
Direct Payroll              EasiVest; $50 per      investment plans,
Purchase                    pay period for         neither EasiVest
You may enroll on           Direct Payroll         nor Direct Payroll
the Fund                    Purchase. You may      Purchase ensures a
application, or             start or stop your     profit or protects
call us for the             regular investment     against loss in a
correct form and            plan at any time,      falling market.
more details.               with two weeks'        Because you'll
Investing the same          notice to              invest continually,
amount on a monthly         INVESCO.               regardless of
basis allows you to                                varying price
buy more shares                                    levels, consider
when prices are low                                your financial
and fewer shares                                   ability to keep
when prices are                                    buying through low
high. This                                         price levels. And
"dollar-cost                                       remember that you
averaging" may help                                will lose money if
offset market                                      you redeem your
fluctuations. Over                                 shares when the
a period of time,                                  market value of all
your average cost                                  your shares is less
per share may be                                   than their cost.
less than the
actual average
price per share.
--------------------------------------------------------------------------------
By Pal(R)                   $1,000.                Be sure to write
Your "Personal                                     down the
Account Line" is                                   confirmation number
available for                                      provided by PAL(R).
subsequent                                         Payment must be
purchases and                                      received within 3
exchanges 24-hours                                 business days, or
a day. Simply call                                 the transaction may
1-800-424-8085.                                    be  canceled. If a
                                                   telephone purchase
                                                   is canceled due
                                                   to nonpayment, you
                                                   will be responsible
                                                   for any related
                                                   loss a Fund or
                                                   INVESCO incurs. If
                                                   you are already a
                                                   shareholder in the
                                                   INVESCO  Funds, a Fund
                                                   may seek reimbursement
                                                   from your existing
                                                   account(s) for any loss
                                                   incurred.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By Exchange                 $1,000 to open a      See "Exchange
Between a Fund and          new account; $50      Policy"  page 26.
another of the              for written
INVESCO Funds. Call         requests to
1-800-525-8085 for          purchase additional
prospectuses of             shares for an
other INVESCO               existing account.
Funds. You may also         (The exchange
establish an                minimum is $250 for
Automatic Monthly           purchases requested
Exchange service            by telephone.)
between two INVESCO
Funds; call
INVESCO for further
details and the
correct form.


        Your order to purchase shares of a Fund will not begin earning dividends or other distributions until your payment can be converted into available federal Funds under regular banking procedures or, if you are acquiring shares in an exchange from another INVESCO Fund, the Fund receives the proceeds of the exchange. Checks normally are converted into federal Funds (moneys held on deposit within the Federal Reserve System) within two or three business days after we receive them, although this period may be longer for checks drawn on banks that are not members of the Federal Reserve System.

        Exchange Policy. You may exchange your shares in these Funds for those in another INVESCO Fund on the basis of their respective net asset values at the time of the exchange. Before making any exchange, be sure to review the prospectuses of the Funds involved and consider their differences.

        Please note these policies regarding exchanges of INVESCO Fund shares:

        1)     The Fund accounts must be identically registered.

        2) You may make four exchanges out of each Fund during each calendar year.

        3) An exchange is the redemption of shares from one Fund followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, your account is tax-deferred).


        4) In order to prevent abuse of this policy to the disadvantage of other shareholders, the Fund reserves the right to temporarily or permanently terminate the exchange option of any shareholder who requests more than four exchanges in a year, or at any time the Fund determines the actions of the shareholder are detrimental to Fund performance and shareholders. The Fund will determine whether to do so based on a consideration of both the number of exchanges any particular shareholder, or group of shareholders, has requested and the time period over which those exchange requests have been made, together with the level of expense to the Fund which will result from effecting additional exchange requests. The Fund is intended to be a long-term investment vehicle and is not designed to provide investors the means of speculation on short-term market movements.

        5) Notice of all modifications or terminations that would affect all Fund shareholders will be given at least 60 days prior to the effective date of the change in policy, except in unusual circumstances (such as when redemptions of the exchanged shares are suspended under Section 22(e) of the Investment Company Act of 1940, or when sales of the Fund into which you are exchanging are temporarily suspended).



        Distribution Expenses. Each Fund is authorized under a Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") to use its assets to finance certain activities relating to the distribution of its shares to investors. Under the Plan, monthly payments may be made by each Fund to IDI to permit IDI, at its discretion, to engage in certain activities, and provide certain services approved by the board of directors of the Company in connection with the distribution of each Fund's shares to investors. These activities and services may include the payment of compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in a Fund) to securities dealers and other financial institutions and organizations, which may include INVESCO- and IDI-affiliated companies, to obtain various distribution-related and/or administrative services for the Funds. Such services may include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

        In addition, other permissible activities and services include advertising, preparation, printing and distribution of sales literature , printing and distribution of prospectuses to prospective investors and such other services and promotional activities for the Funds as may from time to time be agreed upon by the Company and its board of directors, including public relations efforts and marketing programs to communicate with investors and prospective investors. These services and activities may be conducted by the staff of INVESCO, IDI or their affiliates or by third parties.

        Under the Plan, the Funds' payments to IDI are limited to an amount computed at an annual rate of 0.25% of each Fund's average net assets . IDI is not entitled to payment for overhead expenses under the Plan, but may be paid for all or a portion of the compensation paid for salaries and other employee benefits for the personnel of INVESCO or IDI whose primary responsibilities involve marketing shares of the INVESCO mutual Funds, including the Funds. Payment amounts by each Fund under the Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided by IDI during the rolling 12-month period in which that month falls. Therefore, any obligations incurred by IDI in excess of the limitations described above will not be paid by the Funds under the Plan, and will be borne by IDI. In addition, IDI and its affiliates may from time to time make additional payments from their revenues to securities dealers, financial advisers and other financial institutions that provide distribution-related and/or administrative services for the Funds. No further payments will be made by the Funds under the Plan in the event of the Plan's termination. Payments made by the Funds may not be used to finance directly the distribution of shares of any other Fund of the Company or other mutual Fund advised by INVESCO and distributed by IDI. However, payments received by IDI which are not used to finance the distribution of shares of the Funds become part of IDI's revenues and may be used by IDI for activities that promote distribution of any of the mutual Funds advised by INVESCO. Subject to review by the Company's directors, payments made by the Funds under the Plan for compensation of marketing personnel, as noted above, are based on an allocation formula designed to ensure that all such payments are appropriate. IDI will bear any distribution- and service-related expenses in excess of the amounts which are compensated pursuant to the Plan. The Plan also authorizes any financing of distribution which may result from INVESCO's or IDI's use of their own resources, provided that such fees are legitimate and not excessive. For more information see "How Shares Can Be Purchased - Distribution Plan" in the Statement of Additional Information.


FUND SERVICES


        Shareholder Accounts. INVESCO will maintain a separate share account for each Fund whose shares you own that reflects your current holdings. Share certificates will be issued only upon specific request. You will have greater flexibility to conduct transactions if you do not request certificates.


        Transaction Confirmations. You will receive detailed confirmations of individual purchases, exchanges and redemptions. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions will be confirmed on your quarterly Investment Summary.

     Investment Summaries. Each calendar quarter, shareholders receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of their INVESCO Funds.


        Reinvestment of Distributions. Dividends and capital gain distributions are automatically reinvested in additional Fund shares at the NAV on the ex-dividend date or ex-distribution date, unless you choose to have dividends and/or other distributions automatically reinvested in another INVESCO Fund or paid bycheck (minimum of $10.00).

        Telephone Transactions. All shareholders may exchange and redeem shares of the Funds by telephone, unless they expressly decline these privileges. By signing the new account Application, a Telephone Transaction Authorization Form, or otherwise using these privileges, the investor has agreed that, if a Fund has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, it will not be liable for following telephone instructions that it believes to be genuine. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions.


HOW TO SELL SHARES

      The following chart shows several convenient ways to redeem your Fund shares. Shares of either Fund may be redeemed at any time at their current NAV next determined after a request in proper form is received at the Fund's office. The NAV at the time of the redemption may be more or less than the price you paid to purchase your shares, depending primarily upon the Fund's investment performance.

      Please specify from which Fund you wish to redeem shares. Shareholders have a separate account for each Fund in which they invest.

                              HOW TO SELL SHARES

Method                      Minimum Redemption         Please Remember

--------------------------------------------------------------------------------
By Telephone                $250 (or, if less,         These telephone
Call us toll-free           full liquidation of        redemption
at 1-800-525-8085.          the account) for a         privileges may be
                            redemption check;          modified or
                            $1,000 for a wire          terminated in the
                            to bank of record.         future at the
                            the maximum amount         discretion of
                            which may be               INVESCO.
                            redeemed by
                            telephone is
                            generally $25,000.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In Writing                  Any amount. The            If the shares to be
mail your request           redemption request         redeemed are
to INVESCO Funds            must be signed by          represented by
group, inc., p.o.           all registered             stock certificates,
box 173706,                 owners of the              the certificates
denver, co 80217-           account. payment           must be sent to
3706. you may also          will be mailed to          INVESCO.
send your request           your address of
by overnight                record, or to a
courier to 7800 e.          pre-designated
union ave., denver,         bank.
co 80237.
--------------------------------------------------------------------------------
By Exchange                 $1,000 to open a           See "Exchange
between a Fund and          new account; $50           Policy," page 26.
another of the              for written
INVESCO Funds. call         requests to
1-800-525-8085 for          purchase additional
prospectuses of             shares for an
other INVESCO               existing account.
Funds. you may also         (the exchange
establish an                minimum is $250 for
automatic monthly           exchanges requested
exchange service            by telephone.)
between two INVESCO
Funds; call INVESCO
for further details
and the correct
form.
--------------------------------------------------------------------------------
Periodic Withdrawal         $100 per payment,          You must have at
plan                        on a monthly or            least $10,000 total
you may call us to          quarterly basis.           invested with the
request the                 the redemption             INVESCO Funds, with
appropriate form            check may be made          at least $5,000 of
and more                    payable to any             that total invested
information at 1-           party you                  in the Fund from
800-525-8085.               designate.                 which withdrawals
                                                       will be made.
--------------------------------------------------------------------------------
Payment To Third            Any amount.                All registered
Party                                                  account owners must
Mail your request                                      sign the request,
to INVESCO Funds                                       with a signature
group, inc., p.o.                                      guarantee from an
box 173706,                                            eligible guarantor
denver, co 80217-                                      financial
3706.                                                  institution, such
                                                       as a commercial
                                                       bank or recognized
                                                       national or
                                                       regional securities
                                                       firm.
--------------------------------------------------------------------------------

      While the Funds will attempt to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by phone.

      Payments of redemption proceeds will be mailed within seven days following receipt of the redemption request in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the new york stock exchange or during an emergency as defined by the securities and exchange commission. If your shares were purchased by a check which has not yet cleared, payment will be made promptly upon clearance of the purchase check (which will take up to 15 days).

      If you participate in EasiVest, the Funds' automatic monthly investment program, and redeem all of the shares in your account, we will terminate any further EasiVest purchases unless you instruct us otherwise.

      Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $250 as a result of shareholder action, the Funds reserve the right to involuntarily redeem all shares in such account, in which case the account would be liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to $250 or more.


TAXES, DIVIDENDS AND OTHER DISTRIBUTIONS

        Taxes. Each Fund intends to distribute to shareholders substantially all of its net investment income and net capital gains, if any. Distribution of substantially all net investment income to shareholders allows the Funds to maintain their tax status as a regulated investment company. The Funds do not expect to pay any federal income or excise taxes because of their distribution policy and tax status as a regulated investment company.

      Exempt-interest dividends paid by each Fund are normally free of federal income tax to shareholders, although they are subject to state and local income taxes. Shareholders must include all other distributions, including any dividends earned on a Fund's short- term taxable investments, as taxable income for federal, state and local income tax purposes unless they are exempt from income taxes. These distributions are taxable whether they are received in cash or automatically reinvested in shares of one of the Funds or another Fund in the INVESCO group.

        Net realized capital gains of the Funds are classified as short-term and long-term gains depending upon how long a Fund held the security which gave rise to the gains. Short-term capital gains are included in income from dividends and interest as ordinary income and are taxed at the taxpayer's marginal tax rate. Long-term gains realized between May 7, 1997 and July 28, 1997 on the sale of securities held for more than 12 months are taxable at the maximum rate of 20%. Long-term gains realized between July 29, 1997 and December 31, 1997 on the sale of securities held for more than one year but not for more than 18 months are taxable at the maximum rate of 28%. Long-term gains realized between July 29, 1997 and December 31, 1997 on the sale of securities held for more than 18 months are taxable at a maximum rate of 20%. Beginning January 1, 1998, the IRS restructuring and reform act of 1998, signed into law on July 24, 1998, lowers the holding period for long-term capital gains entitled to the 20% capital gains tax rate from 18 months to 12 months. Accordingly, all long-term gains realized after December 31, 1997 on the sale of securities held for more than 12 months will be taxable at a maximum rate of 20%. Note that the rate of capital gains tax is dependent on the shareholder's marginal tax rate and may be lower than the above rates. At the end of each year, information regarding the tax status of dividends and other distributions is provided to shareholders. Shareholders should consult their tax advisers as to the effect of distributions by a Fund.

      Shareholders also may realize capital gains or losses when they sell their Fund shares at more or less than the price originally paid. Capital gain on shares held more than one year will be long-term capital gain, in which event it will be subject to federal income tax at the rates indicated above.


      Interest on certain "private activity bonds" issued after August 7, 1986, is an item of tax preference for purposes of the alternative minimum tax. Each Fund intends to limit, and has limited in the past, its investments in such bonds to not more than 20% of its total assets. The portion of exempt-interest dividends paid by a Fund that is attributable to such bonds would be an item of tax preference to shareholders.

      At the end of each year, information regarding the tax status of dividends, capital gain distributions and the portion, if any, of distributions that is an item of tax preference is provided to shareholders.


      Individuals and certain other non-corporate shareholders may be subject to backup withholding of 31% on taxable dividends, capital gain distributions and redemption proceeds. You can avoid backup withholding on your account(s) by ensuring that we have a correct, certified tax identification number unless you are subject to backup withholding for other reasons.

        We encourage you to consult a tax adviser with respect to these matters. For further information, see "dividends, other distributions and taxes" in the statement of additional information.

      Dividends and Capital Gain Distributions. Each Fund earns ordinary or net investment income in the form of interest on its investments. dividends paid by each fund will be based solely on the income earned by it. each Fund'S policy is to distribute substantially all of this income, less expenses, to shareholders. Dividends from net investment income are declared daily and paid monthly at the discretion of the company's board of directors. Dividends are automatically reinvested in additional shares of the fund at the net asset value on the ex-dividend date unless otherwise requested.

      In addition, each fund realizes capital gains and losses when it sells securities or engages in futures transactions for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), a fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December. Capital gain distributions are automatically reinvested in additional shares of the fund at the net asset value on the ex- distribution date unless otherwise requested.

      Dividends and other distributions are paid to shareholders who hold shares on the record date of distribution, regardless of how long the Fund shares have been held by the shareholder. A Fund's share price will then drop by the amount of the distribution on the ex-dividend or ex-distribution date. If a shareholder purchases shares immediately prior to such date, the shareholder will, in effect, have "bought" the distribution by paying the full purchase price, a portion of which is then returned in the form of a distribution, some or all of which may be taxable.


ADDITIONAL INFORMATION


      Voting Rights. All shares of the funds of the Company have equal voting rights based on one vote for each share owned and a corresponding fractional vote for each fractional share owned. the Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the funds or as may be required by applicable law or the Company's Articles of Incorporation, the board of directors will call special meetings of shareholders. Directors may be removed by action of the holders of a majority of the outstanding shares of the Fund. The Funds will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940.

                                    INVESCO TAX-FREE INCOME FUNDS, INC.

                                    INVESCO Tax-free Intermediate Bond
                                    Fund

                                    INVESCO Tax-Free Long-Term Bond Fund

                                    Two no-load mutual funds seeking as high a level of current income exempt from federal taxes as is consistent with the preservation of capital.

                                    PROSPECTUS
                                    November 1, 1998

INVESCO FUNDS

INVESCO Distributors, Inc.(SM)
Distributor
Post Office Box 173706
Denver, Colorado  80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:

Cherry Creek
155-B Fillmore Street;
Denver Tech Center
7800 East Union Avenue
Lobby Level

In addition, all documents
filed by the company with
the securities and exchange
commission can be located on
a web site maintained by the
commission at http://www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION

November 1, 1998


                      INVESCO TAX-FREE INCOME FUNDS, INC.

                   INVESCO Tax-Free Intermediate Bond Fund
                     INVESCO Tax-Free Long-term Bond Fund


Address:                                  Mailing Address:

7800 E. Union Avenue                      Post Office Box 173706
Denver, Colorado  80237                   Denver, Colorado  80217-3706

                                  Telephone:
                      In Continental U.S., 1-800-525-8085
--------------------------------------------------------------------------------


      INVESCO Tax-Free Income Funds, Inc. (the "Company"), is a no-load, open-end, diversified management investment company, currently consisting of two separate portfolios of investments, INVESCO Tax-Free Intermediate Bond Fund (the "INTERMEDIATE BOND FUND") and INVESCO Tax-Free Long-term Bond Fund (the "Long-term Bond Fund") (collectively, the "Funds" and individually, a "Fund"). Additional funds may be added in the future.


      The investment objective of each Fund is to seek as high a level of current income exempt from federal income taxation as is consistent with the preservation of capital. The Funds will pursue this objective by investing in a diversified portfolio of obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal taxes ("municipal bonds"). Such obligations may include any combination of general obligation bonds, revenue bonds, and industrial development bonds.


      A Prospectus for the Funds dated November 1, 1998, which provides the basic information you should know before investing in a fund, may be obtained without charge from INVESCO Distributors, Inc., Post Office Box 173706, Denver, Colorado 80217-3706. This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Funds, and should be read in conjunction with the Prospectus.


Investment Adviser: INVESCO FUNDS GROUP, INC.
Distributor: INVESCO DISTRIBUTORS, INC.

TABLE OF CONTENTS


INVESTMENT POLICIES AND RESTRICTIONS........................................37

THE FUNDS AND THEIR MANAGEMENT..............................................49

HOW SHARES CAN BE PURCHASED.................................................62

HOW SHARES ARE VALUED.......................................................66

FUND PERFORMANCE............................................................67

SERVICES PROVIDED BY THE FUNDS..............................................70

HOW TO REDEEM SHARES........................................................71

DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES...................................72

INVESTMENT PRACTICES........................................................73

ADDITIONAL INFORMATION......................................................76

APPENDIX A..................................................................80

APPENDIX B..................................................................85

INVESTMENT POLICIES AND RESTRICTIONS

Municipal Obligations


      As discussed in the Prospectus in the section entitled "investment Objective And Strategy," the Funds may purchase or sell a variety of tax-exempt securities in seeking to achieve their investment objective without regard to how long the securities have been held in a fund's portfolio. Although short-term trading increases portfolio turnover, execution costs associated with the purchase or sale of municipal bonds are substantially less than the costs incurred in transactions involving equity securities of equivalent dollar values. Gains, if any, realized by a Fund as a result of sales of municipal bonds or other securities and futures or other transactions are subject to federal income taxes.


      Securities in which the funds invest include the following:

      Municipal Bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities. In addition, certain kinds of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide to privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, sewage or solid waste disposal. Such obligations are considered to be municipal bonds if the interest paid thereon qualifies as exempt from federal income taxation. Other kinds of industrial development bonds, the proceeds from which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may also be considered municipal bonds. Although the current federal tax laws impose substantial limitations on the size of such issues, the fund will only invest in industrial development bonds, the interest from which is exempt from federal income taxation.

      There are two principal  classifications  of tax-exempt  municipal  bonds:
"general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source.

Industrial development obligations are a particular kind of municipal bond which are issued by or on behalf of public authorities to obtain funds for various local, privately Operated facilities. Such obligations are, in most cases, revenue bonds that generally are secured by a lease with a particular private corporation. A Fund's portfolio may consist of any combination of general obligation and revenue bonds.

      From time to time, proposals to restrict or eliminate the federal income tax exemption for interest on municipal bonds have been introduced before Congress. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal bonds for investment by a Fund might be adversely affected. In such event, the Funds would reevaluate their investment objective and policies and submit possible changes in the structure of the funds for the consideration of shareholders.


      As discussed in the Prospectus, the municipal securities in which the Funds invest are generally subject to two kinds of risk, credit risk and market risk. The ratings given a municipal security by Moody's Investors Service, Inc. ("Moody's") and standard & poor's, a division of the mcgraw-hill companies, inc. ("S&P") for the tax-free long-term bond fund and the ratings given a municipal security by Moody's, S&P, Fitch Investor Services, Inc. ("Fitch"), and Duff & Phelps, Inc. ("D&P") for the Tax-free Intermediate Bond Fund provide a generally useful guide as to such credit risk. The lower the rating given a municipal security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security.


      Increasing the amount of a Fund's assets invested in unrated or lower grade (Ba or less by Moody's, BB or less by S&P) municipal securities, while intended to increase the yield produced by the Fund's municipal securities, will also increase the credit risk to which those municipal securities are subject. Lower rated municipal securities and non-rated securities of comparable quality tend to be subject to wider fluctuations in yields and market values than higher rated securities and may have speculative characteristics. In addition, a significant economic downturn or major increase in interest rates may well result in issuers of lower rated municipal securities experiencing increased financial stress which would adversely affect their ability to service their principal and interest obligations and to obtain additional financing.

      Municipal Notes. Municipal Notes are debt obligations issued by municipalities which normally have a maturity at the time of issuance from six months to three years. The principal classifications of municipal notes are tax anticipation notes, bond anticipation notes, and revenue anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.

      While the Funds' investment adviser attempts to limit purchases of lower rated municipal securities to securities having an established retail secondary market, the market for such securities may not be as liquid as the market for higher rated municipal securities.

Other Permissible Investments


      Temporary Investments. As discussed in the section of the Funds' Prospectus entitled "Investment Objective And Policies," the Funds may from time to time invest a portion of their assets on a temporary basis in "temporary investments," the income from which may be subject to federal income tax. Any net interest income on taxable temporary investments will be taxable to shareholders as ordinary income when distributed.

      Illiquid and Rule 144A Securities. The Intermediate Bond Fund may invest in securities that are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable.

      This Fund also may invest in restricted securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act") (hereinafter referred to as "Rule 144A Securities"). The Company's board of directors has delegated to INVESCO the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. The Intermediate Bond Fund may not invest more than 10% of its net assets in restricted securities.

      Investments in restricted securities involve certain risks to the extent that the Intermediate Bond Fund might have to bear the expense and incur the delays associated with effecting registration in order to sell the securities.

      In recent years, a large institutional market has developed for Rule 144A Securities. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments. Institutional markets for Rule 144A Securities may provide both readily ascertainable values for Rule 144A Securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by the Fund, however, could adversely affect the marketability of such security, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

     Repurchase Agreements. As discussed in the Funds' Prospectus, each fund may enter into repurchase agreements with respect to debt instruments eligible for investment by the Funds with member banks of the Federal Reserve System, registered broker-dealers, and registered government securities dealers, which are deemed creditworthy under standards established by the Company's board of directors. A repurchase agreement is an agreement under which a fund acquires a debt instrument (generally, a security issued by the u.S. Government or an agency thereof, a banker's acceptance or certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a fund (including accrued interest earned thereon) must have a total value at least equal to the value of the repurchase agreement, and are held as collateral by the funds' custodian bank until the repurchase agreement is completed. In addition, the Company's board of directors monitors the Funds' repurchase agreement transactions and has established guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with a Fund.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent, a fund may experience costs and delays in realizing on the collateral. Finally, it is possible that a fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While INVESCO acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

      Securities Lending. Each fund also may lend portfolio securities to qualified brokers, dealers, banks, or other financial institutions. This practice permits a fund to earn income, which, in turn, can be invested in additional securities to pursue the fund's investment objective. Loans of securities by a fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies equal to at least 100% of the current market value of the loaned securities, determined on a daily basis. Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. The Funds monitor the creditworthiness of borrowers in order to minimize such risks. A Fund will not lend any security if, as a result of such loan, the aggregate value of securities then on loan would exceed 33-1/3% of the fund's net assets. While voting rights may pass with the loaned securities, if a material event (e.g., proposed merger, sale of assets, or liquidation) is to occur affecting an investment on loan, the loan must be called and the securities voted. Loans of securities made by a Fund will comply with all other applicable regulatory requirements.

      When-Issued  Purchases.   As discussed  in  the  section  of  the  Funds'
Prospectus entitled "Investment Policies And Risks," municipal obligations may at times be acquired on a when-issued basis. Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in value based on the public's perception of the creditworthiness of the issuers and changes in the level of interest rates (generally resulting in appreciation when interest rates decline and depreciation when interest rates rise). The Funds will maintain a segregated account with their custodian bank consisting of cash, any liquid securities or a combination thereof marked to market daily equal in value to the amount of such commitments. A Fund will only make commitments to purchase securities with the intention of actually acquiring the securities; however, a Fund may sell these commitments before the settlement date if to do so is deemed advisable as a matter of investment strategy.


      To the extent a fund remains substantially invested in debt securities at the same time that it has committed to purchase securities on a when-issued basis, which it would normally expect to do, there will be greater fluctuations in the fund's net asset value than if it set aside cash to pay for when-issued securities. In addition, there will be a greater potential for the realization of capital gains, which are not exempt from federal income taxation, and of capital losses. When the payment of when-issued securities must be met, a fund will provide payment from available cash flow, sale of portfolio securities (possibly at a gain or loss) or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may at the time of sale have a value greater or less than a fund's payment obligation). The risk of fluctuation in value of the short-term securities in the segregated account is different from the risk of fluctuation in the value of the funds' portfolio securities. Each fund may enter into commitments to purchase securities on a when-issued basis when deemed advisable to further each fund's pursuit of its respective investment objective and policies. Such commitments will not ordinarily involve a substantial portion of a fund's assets, defined as available cash reserves of a fund plus proceeds of unsettled regular-way sales of fund securities.

      Futures Contracts and Options on Futures. As described in the Funds' Prospectus, the Funds may enter into futures contracts and may purchase and sell ("write") options to buy or sell futures contracts. The Funds will comply with and adhere to all limitations in the manner and extent to which they effect transactions in futures and options on such futures currently imposed by the rules and policy guidelines of the Commodity Futures Trading Commission as conditions for exemption of a mutual fund, or the investment advisers thereto, from registration as a commodity pool operator. Each Fund will not, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its assets after taking into account unrealized profits and losses on options it has entered into. In the case of an option that is "in-the-money," as defined in the Commodity Exchange Act (the "CEA"), the in-the-money amount may be excluded in computing such 5%. (In general a call option on a future is "in-the-money" if the value of the future exceeds the exercise ("strike") price of the call; a put option on a future is "in-the-money" if the value of the future which is the subject of the put is exceeded by the strike price of the put.) The Funds may use futures and options thereon solely for bona fide hedging or for other non-speculative purposes within the meaning and intent of the applicable provisions of the CEA.

      Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Instead, the Fund will be required to deposit in a segregated asset account with a commodity broker an amount of cash or qualifying securities (currently U.S. Treasury bills) currently in a minimum amount of $15,000. This is called "initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract. However, since losses on open contracts are required to be reflected in cash in the form of variation margin payments, a Fund may be required to make additional payments during the term of the contracts to its broker. Such payments would be required, for example, where, during the term of an interest rate futures contract purchased by the Fund, there was a general increase in interest rates, thereby making the Fund's portfolio securities less valuable. In all instances involving the purchase of financial futures contracts by a Fund, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian to collateralize the position. At any time prior to the expiration of a futures contract, the Fund may elect to close its position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. For a more complete discussion of the risks involved in futures and options on futures and other securities, refer to Appendix B ("Description of Futures Contracts and Options").

      Where futures are purchased to hedge against a possible increase in the price of a security before a Fund is able in an orderly fashion to invest in the security, it is possible that the market may decline instead. If the Fund, as a result, concluded not to make the planned investment at that time because of concern as to possible further market decline or for other reasons, the Fund would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

      In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the futures contracts and the portion of the portfolio being hedged, the price of futures may not correlate perfectly with movements in the prices due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between underlying instruments and the value of the futures contract. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market. Such increased participation may also cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the underlying instrument and movements in the prices of futures contracts, the value of futures contracts as a hedging device may be reduced.

      In addition, if a Fund has insufficient available cash, it may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time when it may be disadvantageous to do so.


      Options on Futures Contracts. Each Fund may buy and write options on futures contracts for hedging purposes; options are also included in the types of instruments sometimes known as derivatives. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.


      The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying. If a call or put option which a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

      The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices.

      The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be reflected fully in the value of the options bought.



      Investment Restrictions. As described in the section of the Funds* Prospectus entitled "Investment Policies And Risks," the Funds operate under certain investment restrictions. For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

      The following restrictions are fundamental and may not be changed with respect to the Tax-Free Intermediate Bond Fund without the prior approval of the holders of a majority, as defined in the 1940 Act, of the outstanding voting securities of the Fund. Under these restrictions, the Fund may NOT:



      (1) With respect to seventy five percent (75%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "Government securities" as defined under the 1940 Act), if the purchase would cause the Fund to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more than 10% of the outstanding voting securities of such issuer;

      (2) Borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This restriction shall not prohibit deposits of assets to margin or guarantee positions in futures, options, swaps, or forward contracts, or the segregation of assets in connection with such contracts.

      (3) Invest more than 25% of the value of its total assets in any particular industry (other than municipal securities or U.S. Government securities).

      (4)   Invest directly in real estate or interests in real estate; however,
            the  Tax-Free   Intermediate  Bond  Fund  may  own  debt  or  equity
            securities issued by companies engaged in those businesses.

      (5) Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Tax-Free Intermediate Bond Fund from purchasing or selling options, futures, and forward contracts or from investing in securities or other instruments backed by physical commodities).

      (6) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements.)


      (7) Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Tax-Free Intermediate Bond Fund.

      Additional investment restrictions adopted by the Company on behalf of the INVESCO Tax-Free Intermediate Bond Fund and which may be changed by the directors, at their discretion, without shareholder approval, include the following:

      (1) The Tax-Free Intermediate Bond Fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of its total assets. Included within that amount, but not to exceed 2% of the value of the Tax-Free Intermediate Bond Fund's total assets, may be warrants that are not listed on the New York, American, or other United States Securities exchanges. Warrants acquired by the Tax-Free Intermediate Bond Fund in units or attached to securities shall be deemed to be without value.

      (2) The Tax-Free Intermediate Bond Fund will not (i) enter into any futures contracts or options on futures contracts if immediately thereafter the aggregate margin deposits on all outstanding futures contracts positions held by the Fund and premiums paid on outstanding options on futures contracts, after taking into account unrealized profits and losses, would exceed 5% of the market value of the total assets of the Fund, or (ii) enter into any futures contracts if the aggregate net amount of the Tax-Free Intermediate

            Bond  Fund's   commitments  under   outstanding   futures  contracts
            positions of the Tax-Free Intermediate Bond Fund would exceed the market value of the total assets of the Fund.

      (3) The Tax-Free Intermediate Bond Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in options and forward futures contracts are not deemed to constitute selling securities short.

      (4) The Tax-Free Intermediate Bond Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, and forward contracts shall not be deemed to constitute purchasing securities on margin.

      (5) The Tax-Free Intermediate Bond Fund does not currently intend to (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger. If the Tax-Free Intermediate Bond Fund invests in a money market fund, the Tax-Free Intermediate Bond Fund's investment adviser will reduce its advisory fee by the amount of any investment advisory and administrative services fees paid to the investment manager of the money market fund.

      (6) The Tax-Free Intermediate Bond Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements, to assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or to assets placed in a segregated account in connection with such contracts.

      (7) The Tax-Free Intermediate Bond Fund does not currently intend to invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Tax-Free Intermediate Bond Fund may own debt or equity securities of companies engaged in those businesses.

      (8) The Tax-Free Intermediate Bond Fund does not currently intend to purchase any illiquid securities or enter into a repurchase agreement if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or for which there is no readily available market. The board of directors, or the Tax-Free Intermediate Bond Fund's investment adviser acting pursuant to authority delegated by the board of directors, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, and that such securities are not subject to the foregoing limitation.

      (9) The Tax-Free Intermediate Bond Fund may not invest in companies for the purpose of exercising control or management, except to the extent that exercise by the Fund of its rights under agreements related to portfolio securities would be deemed to constitute such control.

      (10) The Tax-Free Intermediate Bond Fund may not invest more than 25% of the value of its total assets in any particular industry or industries, except municipal securities, or obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. (Industrial development bonds are grouped into an "industry" where the payment of principal and interest is the ultimate responsibility of companies within the same industry.)


      With respect to investment restriction (8) above, the board of directors has delegated to the Tax-Free Intermediate Bond Funds' investment adviser the authority to determine whether a liquid market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule. Under guidelines established by the board of directors, the adviser will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security, (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

      The following restrictions are fundamental and may not be changed with respect to the Tax-Free Long-Term Bond Fund without the prior approval of the holders of a majority, as defined in the 1940 Act, of the outstanding voting securities of the Fund. Under the Tax-Free Long-Term Bond Fund's fundamental investment restrictions, the Tax-Free Long-Term Bond Fund may NOT:

      (1)   issue preference shares or create any funded debt;

      (2)   sell short or buy on margin except as discussed in restriction (7);

      (3) mortgage, pledge or hypothecate its portfolio securities or borrow money, except from banks for temporary or emergency purposes (but not for investment) and then in an amount not exceeding 10% of the value of the Fund's net assets. The Fund will not purchase additional securities while any such borrowings exist;

      (4)   invest in the securities of any other investment  company except for
            a  purchase   or   acquisition   in   accordance   with  a  plan  of
            reorganization, merger or consolidation;

      (5) purchase securities (except obligations issued or guaranteed by the U.S. Government) if the purchase would cause the Fund, at the time, to have more than 5% of the value of its total assets invested in securities of any one issuer or to own more than 10% of the outstanding securities of any one issuer;

      (6) make loans to any person, except through the purchase of debt securities in accordance with the Fund's investment policies, or the lending of portfolio securities to broker-dealers or other institutional investors, or the entering into repurchase agreements with member banks of the Federal Reserve System, registered broker-dealers and registered government securities dealers. The aggregate value of all portfolio securities loaned may not exceed 33-1/3% of the Fund's net assets (taken at current value). No more than 10% of the Fund's net assets may be invested in repurchase agreements maturing in more than seven days;

      (7) buy or sell commodities or commodity contracts, oil, gas, or other mineral interest or exploration programs, or real estate or interests therein. However, the Fund may purchase municipal bonds or other permitted securities secured by real estate or which may represent indirect interests therein and may buy and sell options and futures contracts for the purpose of hedging the value of its securities portfolio, provided that the Fund will not enter into options or futures contracts for which the aggregate initial margins exceed 5% of the fair market value of the Fund's assets;

      (8) invest in any issuer for the purpose of exercising control or management;

      (9) purchase securities which have legal or contractual restrictions on resale or purchase securities for which, at the time of purchase, there is no readily available market;

      (10) engage in the underwriting of any securities of other issuers except to the extent that the purchase of municipal bonds or other permitted investments directly from the issuer thereof and the subsequent disposition of such investments may be deemed to be an underwriting;

      (11) purchase or retain securities of any issuer in which any officer or director of the Fund or its investment adviser beneficially owns more than 2 of 1% of the outstanding securities, or in which all of the officers and directors of the Company and its investment adviser, as a group, beneficially own more than 5% of such securities;

      (12) purchase equity securities or securities convertible into equity securities;

      (13) participate on a joint or a joint and several basis in any securities trading account or purchase warrants;

      (14) invest more than 25% of its total assets in any particular industry or industries, except municipal securities, or obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. (Industrial development bonds are grouped into an "industry" where the payment of principal and interest is the ultimate responsibility of companies within the same industry.)

      With the exception of restriction (7) above, the Tax-Free Long-Term Bond Fund has no fundamental policies as to the use of futures contracts.


      In applying the industry concentration investment restrictions (no. 14 in the case of the Tax-Free Long-Term Bond Fund, and no. 3 in the case of the Tax-Free Intermediate Bond Fund), the Funds use a modified S&P industry code classification schema which uses various sources to classify securities.

THE FUNDS AND THEIR MANAGEMENT

      The Company. The Company was incorporated under the laws of Maryland on April 2, 1993. On November 1, 1993, the Tax-Free Long-Term Bond Fund of the Company assumed all the assets and liabilities of Financial Tax-Free Income Shares, Inc. ("FTFIS"), a Colorado corporation incorporated on April 22, 1981. All financial and other information about the Tax-Free Long-Term Bond Fund for periods prior to November 1, 1993, relates to FTFIS.

      The Investment Adviser. INVESCO Funds Group, Inc., a Delaware corporation ("INVESCO"), is employed as the Company's investment adviser. INVESCO was established in 1932 and also serves as an investment adviser to INVESCO Blue Chip Growth Fund, Inc. (formerly, INVESCO Growth Fund, Inc.), INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.), INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible Funds, Inc.), INVESCO Diversified Funds, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.), INVESCO Specialty Funds, Inc., INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.), INVESCO Tax-Free Income Funds, Inc., INVESCO Value Trust and INVESCO Variable Investment Funds, Inc.

      Prior to February 3, 1998, Institutional Trust Company, doing business as INVESCO Trust Company ("ITC"), provided sub-advisory services to the Funds. Effective February 3, 1998, ITC no longer provided sub-advisory services to the Funds, INVESCO provides such day-to-day portfolio management services as the investment adviser to the Funds. This change did not change the basis upon which investment advice is provided to the Funds, the cost of those services to the Funds or the persons actually performing the investment advisory and other services previously provided by ITC.

      The Distributor. Effective September 30, 1997, INVESCO Distributors, Inc. ("IDI") became the Funds' distributor. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail mutual funds advised by INVESCO. Prior to September 30, 1997, INVESCO served as the Funds' distributor.

      INVESCO and IDI are indirect, wholly-owned subsidiaries of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3, 1997 and to AMVESCAP PLC on May 8, 1997, as part of a merger between a direct subsidiary of INVESCO PLC and A I M Management Group, Inc. that created one of the largest investment management businesses in the world with approximately $261 billion in assets under management as of June 30, 1998. INVESCO was established in 1932 and as of June 30, 1998, managed 14 mutual funds, consisting of 49 separate portfolios, on behalf of over 878,000 shareholders.

      AMVESCAP PLC's North American subsidiaries include the following:

      --INVESCO Retirement and Benefit Services, Inc. ("IRBS") of Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

      --INVESCO Retirement Plan Services ("IRPS") of Atlanta, Georgia, a division of IRBS, provides recordkeeping and investment selection services to defined contribution plan sponsors of plans with between $2 million and $200 million in assets. Additionally, IRPS provides investment consulting services to institutions seeking to provide retirement plan products and services.

      --ITC of Denver, Colorado, a division of IRBS, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. These include services such as recordkeeping, tax reporting and compliance. ITC acts as trustee or custodian to these plans. ITC accepts contributions and provides, through INVESCO, complete transfer agency functions: correspondence, sub-accounting, telephone communications and processing of distributions.

      --INVESCO Capital Management, Inc. of Atlanta, Georgia manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds. INVESCO Capital Management, Inc. is the sole shareholder of INVESCO Services, Inc., a registered broker-dealer whose primary business is the distribution of shares of one registered investment company.


      --INVESCO   Management  &  Research,   Inc.  of  Boston,   Massachusetts
primarily manages pension and endowment accounts.

      --PRIMCO Capital Management, Inc. of Louisville, Kentucky specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.

      --INVESCO Realty Advisors, Inc. of Dallas, Texas is responsible for providing advisory services in the U.S. real estate markets for pension plans and public pension funds, as well as endowment and foundation accounts.


      --INVESCO (NY), Inc., New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY also offers the opportunity for its clients to invest both directly and indirectly through partnerships in primarily private investments or privately negotiated transactions. INVESCO NY further serves as investment adviser to several closed-end investment companies, and as subadviser with respect to certain commingled employee benefit trusts. INVESCO NY specializes in the fundamental research investment approach, with the help of quantitative tools.


      --A I M Advisors, Inc. of Houston, Texas provides investment advisory and administrative services for retail and institutional mutual funds.


      --A I M Capital Management, Inc. of Houston, Texas provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies that issue variable annuity and/or variable life products.


      --A I M Distributors, Inc. and Fund Management Company of Houston, Texas are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

      The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M4YR, England.



      As indicated in the Funds' Prospectus, INVESCO permits investment and other personnel to purchase and sell securities for their own accounts in accordance with a compliance policy governing personal investing by directors, officers and employees of INVESCO, and its North American affiliates. The policy requires officers, inside directors, investment and other personnel of INVESCO and its North American affiliates to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Funds.

      In addition to the pre-clearance requirement described above, the policy subjects officers, inside directors, investment and other personnel of INVESCO and its North American affiliates to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The provisions of this policy are administered by and subject to exceptions authorized by INVESCO.

      Investment Advisory Agreement. INVESCO serves as investment adviser to each of the Funds pursuant to an investment advisory agreement dated February 28, 1997 (the "Agreement") with the Company which was approved by the board of directors on November 6, 1996, by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company or INVESCO, at a meeting called for such purpose. Shareholders of each of the Funds approved the Agreement on January 31, 1997, for an initial term expiring February 28, 1999. On May 13, 1998, this period was extended by the Company's board of directors to May 15, 1999. Thereafter, this Agreement may be continued from year to year with respect to each Fund as long as such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the applicable Fund. Any such continuance also must be approved by a majority of the Company's directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Agreement may be terminated at any time without penalty by either party, or by a Fund with respect to that Fund, upon sixty (60) days' written notice and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the Rules thereunder.

      The Agreement provides that INVESCO shall manage the investment portfolios of the Funds in conformity with each Fund's investment policies (either directly or by delegation to a sub-adviser which may be a company affiliated with INVESCO). Further, INVESCO shall perform all administrative, internal accounting (including computation of net asset value), clerical, statistical, secretarial and all other services necessary or incidental to the administration of the affairs of the Funds excluding, however, those services that are the subject of separate agreement between the Company and INVESCO or any affiliate thereof, including the distribution and sale of each Fund's shares and provision of transfer agency, dividend disbursing agency, and registrar services, and services furnished under an Administrative Services Agreement with INVESCO discussed below. Services provided under the Agreement include, but are not limited to: supplying the Company with officers, clerical staff and other employees, if any, who are necessary in connection with the Funds' operations; furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts; conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff (including the prospectus, statement of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Fund), except insofar as the assistance of independent accountants or attorneys is necessary or desirable; supplying basic telephone service and other utilities; and preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the Investment Company Act of 1940. Expenses not assumed by INVESCO are borne by the Funds.

      As full compensation for its advisory services to the Company, INVESCO is entitled to receive a monthly fee. The fee for the Tax-Free Intermediate Bond Fund is calculated daily at an annual rate of: 0.50% on the first $300 million of the Fund's average net assets; 0.40% on the next $200 million of the Fund's average net assets; and 0.30% on the Fund's average net assets greater than $500 million. For the fiscal years ended June 30, 1998, 1997 and 1996, the Tax-Free Intermediate Bond Fund paid INVESCO advisory fees (prior to the voluntary absorption of certain Fund expenses by INVESCO) of $24,470, $23,630 and $26,991, respectively. The fee for the Long-Term Bond Fund is calculated daily at an annual rate of: 0.55% on the first $300 million of the Fund's average net assets; 0.45% on the next $200 million of the Fund's average net assets; and 0.35% on the Fund's average net assets greater than $500 million. For the fiscal years ended June 30, 1998, 1997 and 1996, the Tax-Free Long-Term Bond Fund paid INVESCO advisory fees (prior to the voluntary absorption of certain Fund expenses by INVESCO) of $1,195,773, $1,275,473 and $1,389,027, respectively.

      Administrative Services Agreement. INVESCO, either directly or through affiliated companies, also provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated February 28, 1997 (the "Administrative Agreement"). The Administrative Agreement was approved by the board of directors on November 6, 1996, by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company or INVESCO at a meeting called for such purpose. The Administrative Agreement was for an initial term expiring February 28, 1998, and has been continued by action of the board of directors until May 15, 1999. The Administrative Agreement may be continued from year to year as long as such continuance is specifically approved by the board of directors of the Company, including a majority of the directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Administrative Agreement may be terminated at any time without penalty by INVESCO on sixty (60) days' written notice, or by the Company upon thirty (30) days' written notice, and terminates automatically in the event of an assignment unless the Company's board of directors approves such assignment.

      The Administrative Agreement provides that INVESCO shall provide the following services to the Funds: (a) such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and (b) such sub-accounting, recordkeeping, and administrative services and functions which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of each Fund's shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

      As full compensation for services provided under the Administrative Agreement, each Fund pays a fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% per year of the average net assets of each Fund. During the fiscal years ended June 30, 1998, 1997 and 1996, the Tax-Free Intermediate Bond Fund paid INVESCO administrative services fees (prior to the voluntary absorption of certain Fund expenses by INVESCO) in the amount of $10,734, $10,709 and $10,810, respectively. During the fiscal years ended June 30, 1998, 1997 and 1996, the Tax-Free Long-Term Bond Fund paid INVESCO administrative services fees (prior to the voluntary absorption of certain Fund expenses by INVESCO) in the amount of $42,612, $44,786 and $47,882, respectively.

      Transfer Agency Agreement. INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated February 28, 1997, which was approved by the board of directors of the Company, including a majority of the Company's directors who are not parties to the Transfer Agency Agreement or "interested persons" of any such party, on November 6, 1996, for an initial term expiring February 28, 1998 which has been extended by action of the board of directors until May 15, 1999. Thereafter, the Transfer Agency Agreement may be continued from year to year as long as such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority of the outstanding shares of each of the Funds. Any such continuance also must be approved by a majority of the Company's directors who are not parties to the Transfer Agency Agreement or interested persons (as defined by the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Transfer Agency Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of assignment.

      The Transfer Agency Agreement provides that each Fund will pay to INVESCO a fee of $26.00 per shareholder account or, where applicable, per participant in an omnibus account. This fee is paid monthly at a rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts or omnibus account participants in existence at any time. For the fiscal years ended June 30, 1998, 1997 and 1996, the Tax-Free Intermediate Bond Fund paid INVESCO transfer agency fees (prior to the voluntary absorption of certain Fund expenses by INVESCO) of $13,636, $15,084 and $14,234, respectively. For the fiscal years ended June 30, 1998, 1997 and 1996 the Tax-Free Long-Term Bond Fund paid INVESCO transfer agency fees (prior to the voluntary absorption of certain Fund expenses by INVESCO) of $266,096, $317,800 and $324,030, respectively.

      Officers and Directors of the Company. The overall direction and supervision of the Company is the responsibility of the board of directors, which has the primary duty of seeing that the general investment policies and programs of each of the Funds are carried out and that the Funds are properly administered. The officers of the Company, all of whom are officers and employees of, and are paid by, INVESCO, are responsible for the day-to-day administration of the Company and each of the Funds. The investment adviser for the Company has the primary responsibility for making investment decisions on behalf the Company. These investment decisions are reviewed by the investment committee of INVESCO.

      All of the officers and directors of the Company hold comparable positions with INVESCO Blue Chip Growth Fund, Inc. (formerly, INVESCO Growth Fund, Inc.), INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.), INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible Funds, Inc.), INVESCO Diversified Funds, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.), INVESCO Specialty Funds, Inc., INVESCO Stock Funds, Inc. (formerly, INVESCO Equity

Funds, Inc.), INVESCO Tax-Free Income Funds, Inc., INVESCO Value Trust and INVESCO Variable Investment Funds, Inc. All of the directors and officers of the Company also serve as trustees of INVESCO Value Trust. Set forth below is information with respect to each of the Company's officers and directors. Unless otherwise indicated, the address of the directors and officers is Post Office Box 173706, Denver, Colorado 80217-3706. Their affiliations represent their principal occupations during the past five years.

      CHARLES W. BRADY,*+ Chairman of the Board. Chief Executive Officer and Director of AMVESCAP PLC, London, England, and of various subsidiaries thereof. Chairman of the Board of INVESCO Global Health Sciences Fund. Address: 1315 Peachtree Street, NE, Atlanta, Georgia. Born: May 11, 1935.

      FRED A. DEERING,+# Vice Chairman of the Board. Trustee of INVESCO Global Health Sciences Fund. Formerly, Chairman of the Executive Committee and Chairman of the Board of Security Life of Denver Insurance Company, Denver, Colorado; Director of ING America Life Insurance Company. Address: Security Life Center, 1290 Broadway, Denver, Colorado. Born: January 12, 1928.

      VICTOR L. ANDREWS,**@ Director. Professor Emeritus, Chairman Emeritus and Chairman of the CFO Roundtable of the Department of Finance at Georgia State University, Atlanta, Georgia; President, Andrews Financial Associates, Inc. (consulting firm); since October 1984, Director of the Center for the Study of Regulated Industry at Georgia State University; formerly, member of the faculties of the Harvard Business School and the Sloan School of Management of MIT. Dr. Andrews is also a Director of the Southeastern Thrift and Bank Fund, Inc. and The Sheffield Funds, Inc. Address: 34 Seawatch Drive, Savannah, Georgia. Born: June 23, 1930.


      BOB R. BAKER,+** Director. President and Chief Executive Officer of AMC Cancer Research Center, Denver, Colorado, since January 1989; until mid-December 1988, Vice Chairman of the Board of First Columbia Financial Corporation (a financial institution), Englewood, Colorado. Formerly, Chairman of the Board and Chief Executive Officer of First Columbia Financial Corporation. Address: 1775 Sherman Street, #1000, Denver, Colorado. Born: August 7, 1936.


      LAWRENCE H. BUDNER,#@@ Director. Trust Consultant; prior to June 30, 1987, Senior Vice President and Senior Trust Officer of InterFirst Bank, Dallas, Texas. Address: 7608 Glen Albens Circle, Dallas, Texas. Born: July 25, 1930.

     WENDY L. GRAMM, Ph.D.,**@ Director. Self-employed (since 1993); Professor of Economics and Public Administration, University of Texas at Arlington. Formerly, Chairman, Commodity Futures Trading Commission from 1988 to 1993, administrator for Information and Regulatory Affairs at the Office of Management and Budget from 1985 to 1988, Executive Director of the Presidential Task Force on Regulatory Relief and Director of the Federal Trade Commission's Bureau of Economics. Dr. Gramm is also a Director of the Chicago Mercantile Exchange, Enron Corporation, IBP, Inc., State Farm Insurance Company, State Farm Life Insurance Company, Independent Women's Forum, International Republic Institute, and the Republican Women's Federal Forum. Dr. Gramm is also a member of the Board of Visitors, College of Business Administration, University of Iowa, and a member of the Board of Visitors, Center for Study of Public Choice, George Mason University. Address: 4201 Yuma Street, N.W., Washington, D.C. Born: January 10, 1945.

      KENNETH T. KING,+#@@ Director. Formerly, Chairman of the Board of The Capitol Life Insurance Company, Providence Washington Insurance Company, and Director of numerous subsidiaries thereof in the U.S. Formerly, Chairman of the Board of The Providence Capitol Companies in the United Kingdom and Guernsey. Chairman of the Board of the Symbion Corporation (a high technology company) until 1987. Address: 4080 North Circulo Manzanillo, Tucson, Arizona. Born:
November 16, 1925.

      JOHN W. MCINTYRE,+#@@ Director. Retired. Formerly, Vice Chairman of the Board of Directors of The Citizens and Southern Corporation and Chairman of the Board and Chief Executive Officer of The Citizens and Southern Georgia Corporation and Citizens and Southern National Bank. Trustee of INVESCO Global Health Sciences Fund and Gables Residential Trust. Address: 7 Piedmont Center, Suite 100, Atlanta, Georgia. Born: September 14, 1930.

      LARRY SOLL, Ph.D.,**@ Director. Retired. Formerly, Chairman of the Board (1987 to 1994), Chief Executive Officer (1982 to 1989 and 1993 to 1994) and President (1982 to 1989) of Synergen Corp. Director of Synergen since incorporation in 1982. Director of ISI Pharmaceuticals, Inc., Trustee of INVESCO Global Health Sciences Fund. Address: 345 Poorman Road, Boulder, Colorado. Born:
April 26, 1942.

      MARK H. WILLIAMSON, +* President, CEO and Director. President, CEO and Director of IDI; President, CEO and Director of INVESCO and President of INVESCO Global Health Sciences Fund. Formerly, Chairman and CEO of NationsBanc Advisors, Inc. (1995 to 1997) and Chairman of NationsBanc Investments, Inc. (1997 to
1998). Born: May 24, 1951.

      GLEN A. PAYNE, Secretary. Senior Vice President (since 1995), General Counsel (since 1989) and Secretary (since 1989) of INVESCO and Senior Vice President, Secretary and General Counsel of IDI (since 1997); Vice President (May 1989 to April 1995) of INVESCO; Senior Vice President (1995 to 1998), Secretary (1989 to 1998) and General Counsel (1989 to 1998) of ITC. Formerly, employee of a U.S. regulatory agency, Washington, D.C., (June 1973 through May
1989). Born: September 25, 1947.

      RONALD L. GROOMS, Treasurer. Senior Vice President and Treasurer of INVESCO (since 1988). Senior Vice President and Treasurer of IDI (since 1997). Senior Vice President and Treasurer of ITC (1988 to 1998). Born: October 1, 1946.

      WILLIAM J. GALVIN, JR., Assistant Secretary. Senior Vice President of INVESCO (since 1995) and of IDI (since 1997) and formerly, Trust Officer of ITC (1995 to 1998) and Vice President of INVESCO (1992 to 1995). Formerly, Vice President of 440 Financial Group from June 1990 to August 1992; Assistant Vice President of Putnam Companies from November 1986 to June 1990. Born: August 21, 1956.

      ALAN I. WATSON,  Assistant  Secretary.  Vice  President of INVESCO  (since
1984). Formerly, Trust Officer of ITC. Born: September 14, 1941.

      JUDY P. WIESE, Assistant Treasurer. Vice President of INVESCO (since 1984) and of IDI (since 1997). Formerly, Trust Officer of ITC. Born: February 3, 1948.

      *These directors are "interested persons" of the Company as defined in the 1940 Act.

      #Member of the audit committee of the Company's board of directors.

      @Member of the derivatives committee of the Company's board of directors.

      @@Member of the soft dollar brokerage committee of the Company's board of directors.


      +Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.



      **Member of the management liaison committee of the Company's board of directors.

      As of October 16, 1998, officers and directors of the Company, as a group, beneficially owned less than 1% of the Funds' outstanding shares.

DIRECTOR COMPENSATION

      The following table sets forth, for the fiscal year ended June 30, 1998: the compensation paid by the Company to its independent directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company. In addition, the table sets forth the total compensation paid by all of the mutual funds distributed by IDI and advised by INVESCO, INVESCO Treasurer's Series Trust and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors for services rendered in their capacities as directors or trustees during the year ended December 31, 1997. As of December 31, 1997, there were 49 funds in the INVESCO Complex.


                                                                        Total
                                                                      Compensa-
                                        Benefits       Estimated      tion From
                        Aggregate     Accrued As         Annual       INVESCO
                        Compensa-        Part of        Benefits      Complex
                        tion From        Company          Upon        Paid To
                       Company(1)     Expenses(2)  Retirement(3)   Directors(1)

Fred A. Deering,           $2,550           $531           $340       $113,350
Vice Chairman of
  the Board

Victor L. Andrews           2,520            501            394         92,700

Bob R. Baker                2,567            448            528         96,050

Lawrence H. Budner          2,491            501            394         91,000

Daniel D. Chabris(4)        2,525            542            294         89,350

Wendy L. Gramm              2,431              0              0         39,000

Kenneth T. King             2,451            551            309         94,350

John W. McIntyre            2,460              0              0        104,000

Larry Soll                  2,460              0              0         78,000
                                                                       -------

Total                     $22,455         $3,074         $2,259       $797,800

% of Net Assets        0.0103%(5)     0.0014%(5)                    0.0046%(6)


     (1)The vice chairman of the board, the chairmen of the audit, management liaison, derivatives, soft dollar brokerage and compensation committees and the members of the executive and valuation committees, each receive compensation for serving in such capacities in addition to the compensation paid to all independent directors.

     (2)Represents benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

     (3)These figures represent the Company's share of the estimated annual benefits payable by the INVESCO Complex (excluding the INVESCO Global Health Sciences Fund which does not participate in this retirement plan) upon the directors* retirement, calculated using the current method of allocating director compensation among the funds in the INVESCO Complex. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Complex, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of Mr. McIntyre and Drs. Soll and Gramm, each of these directors has served as a director of one or more of the funds in the INVESCO Complex for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan.

     (4)Mr. Chabris retired as a director effective September 30, 1998.

     (5)Totals as a percentage of the Company's net assets as of June 30, 1998.

     (6)Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1997.

      Messrs. Brady and Williamson, as "interested persons" of the Company, the Funds and other funds in the INVESCO Complex, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or other funds in the INVESCO Complex for their services as directors.

      The boards of directors/trustees of the mutual funds managed by INVESCO and INVESCO Treasurer*s Series Trust have adopted a Defined Benefit Deferred Compensation Plan for the non-interested directors and trustees of the funds. Under this plan, each director or trustee who is not an interested person of the funds (as defined in the 1940 Act) and who has served for at least five years (a "qualified director") is entitled to receive, upon termination of service as a director (normally upon retiring from the boards at the retirement age of 72, or the retirement age of 73 to 74, if the retirement date is extended by the boards for one or two years, but less than three years) continuation of payment for one year (the "first year retirement benefit") of the annual basic retainer and annualized board meeting fees payable by the funds to the qualified director at the time of his or her retirement (the "basic retainer"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of a director whose retirement has been extended by the board for three years, a qualified director shall receive quarterly payments at an annual rate equal to 50% of the basic retainer and annualized board meeting fees. These payments will continue for the remainder of the qualified director's life or ten years, whichever is longer (the "reduced retainer payments"). If a qualified director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the first year retirement benefit and the reduced retainer payments will be made to him or her or to his or her beneficiary or estate. If a qualified director becomes disabled or dies either prior to age 72 or during his or her 74th year while still a director of the funds, the director will not be entitled to receive the first year retirement benefit; however, the reduced retainer payments will be made to his or her beneficiary or estate. The plan is administered by a committee of three directors who are also participants in the plan and one director who is not a plan participant. The cost of the plan will be allocated among the INVESCO and INVESCO Treasurer*s Series Trust Funds in a manner determined to be fair and equitable by the committee. The Company began making plan payments to Mr. Chabris as of October 1, 1998. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

      The independent directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of selected INVESCO Funds. The deferred amounts are being invested in the shares of all of the INVESCO and INVESCO Treasurer's Series Trust Funds. Each independent director is, therefore, an indirect owner of shares of each INVESCO and INVESCO Treasurer's Series Trust Fund.

      The Company has an audit committee that is comprised of four of the directors who are not interested persons of the Company. The committee meets periodically with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

      The Company has a management liaison committee which meets quarterly with various management personnel of INVESCO in order (a) to facilitate better understanding of management and operations of the Company, and (b) to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

      The Company has a soft dollar brokerage committee. The committee meets periodically to review soft dollar brokerage transactions by the Funds, and to review policies and procedures of the Funds' adviser with respect to soft dollar brokerage transactions. It reports on these matters to the Company's board of directors.

      The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors derivatives usage by the Funds and the procedures utilized by the Funds' adviser to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.


HOW SHARES CAN BE PURCHASED


      The shares of each Fund are sold on a continuous basis at the net asset value per share of the Fund next calculated after receipt of a purchase order in good form. The net asset value per share is computed separately for each Fund and is determined once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange, but may also be computed at other times. See "How Shares Are Valued."

      The Company has authorized one or more brokers to accept purchase orders on the Funds' behalf. Such brokers are authorized to designate other intermediaries to accept purchase orders on the Funds' behalf. The Funds will be deemed to have received a purchase order when an authorized broker, or, if applicable, a broker's authorized designee, accepts the order. A purchase order will be priced at a Fund's net asset value next calculated after the order has been accepted by an authorized broker or the broker's designee.

      IDI acts as the Funds' Distributor under a distribution agreement with the Company and bears all expenses, including the costs of printing and distribution of the prospectus, incident to marketing of a Fund's shares, except for such distribution expenses which are paid out of a Fund's assets under the Company's Plan of Distribution which has been adopted by the Company pursuant Rule 12b-1 under the 1940 Act.

      Distribution Plan. As described in the section of the Funds' Prospectus entitled "How To Buy Shares - Distribution Expenses," the Company has adopted a Plan and Agreement of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which was implemented on November 1, 1990. The Plan provides that the Funds may make monthly payments to IDI of amounts computed at an annual rate no greater than 0.25% of each Fund's average net assets to permit IDI, at its discretion, to engage in certain activities and provide services in connection with the distribution of a Fund's shares to investors. Payment amounts by a Fund under the Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided by IDI during the rolling 12-month period in which that month falls. For the fiscal year ended June 30, 1998, the Tax-Free Intermediate Bond Fund and Tax-Free Long-Term Bond Fund made payments to INVESCO (the predecessor of IDI as distributor of shares of the Funds) and IDI under the 12b-1 Plan (prior to the voluntary absorption of certain Fund expenses by INVESCO) in the amount of $11,981 and $543,760, respectively. In addition, as of June 30, 1998, $1,160 and $43,752 of additional distribution accruals had been incurred under the Plan for the Tax-Free Intermediate Bond Fund and Tax-Free Long-Term Bond Fund, respectively, and will be paid to IDI during the fiscal year ended June 30, 1999. As noted in the Prospectus, one type of expenditure is the payment of compensation to securities companies and other financial institutions and organizations, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by the Plan to use its assets to finance the payments made to obtain those services. Payments will be made by IDI to broker-dealers who sell shares of a Fund and may be made to banks, savings and loan associations and other depository institutions. Although the Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, the Company does not believe that these limitations would affect the ability of such banks to enter into arrangements with IDI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of one or more of the Funds possibly could decrease to the extent that the banks would no longer invest customer assets in a particular Fund. Neither the Company nor its investment adviser will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by each Fund.

      For the fiscal year ended June 30, 1998, allocations of 12b-1 amounts paid by the Tax-Free Intermediate Bond Fund for the following categories of expenses were: advertising -- $1,862; sales literature, printing and postage -- $2,921; direct mail -- $1,101; public relations/promotion -- $982; compensation to securities dealers and other organizations -- $388; marketing personnel -- $4,727. For the fiscal year ended June 30, 1998 allocation of 12b-1 amounts paid by the Tax-Free Long-Term Bond Fund for the following categories of expenses were: advertising--$67,032; sales literature, printing and postage--$90,320; direct mail--$42,306; public relations/promotion--$37,578; compensation to securities dealers and other organizations--$109,767; marketing personnel--$196,757.

      The nature and scope of services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new stockholder account applications, preparing and transmitting to the Company's Transfer Agent computer processable tapes of transactions by each Fund's customers, serving as the primary source of information to customers in answering questions concerning each Fund, and assisting in other customer transactions with each Fund.

     The initial Plan for the Tax-Free Intermediate Bond Fund was approved on April 21, 1993, at a meeting called for such purpose by a majority of the directors of the Company, including a majority of the directors who neither are "interested persons" of the Company nor have any financial interest in the operation of the Plan ("independent directors"). This Plan was approved by INVESCO on November 26, 1993, as the then sole shareholder of the Tax-Free Intermediate Bond Fund. Pursuant to authorization granted by the public shareholders of FTFIS on May 24, 1993 FTFIS, as the initial shareholder of the Tax-Free Long-Term Bond Fund, approved the Agreement on October 27, 1993 for an initial term expiring April 30, 1994. The board of directors, on February 4, 1997, approved amending the Plan to a compensation type 12b-1 plan. This amendment of the Plan did NOT result in increasing the amount of the Funds' payments thereunder. The Plan has been continued by action of the board of directors until May 15, 1999. Pursuant to authorization granted by the Company's board of directors on September 2, 1997, a new Plan became effective on September 29, 1997, under which IDI has assumed all obligations related to distribution from INVESCO.

      The Plan provides that it shall continue in effect with respect to each Fund for so long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance. The Plan can also be terminated at any time with respect to any Fund, without penalty, if a majority of the independent directors, or shareholders of such Fund, vote to terminate the Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of shares of any of the Funds at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of a particular Fund, the investment climate for any particular Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The Plan may continue in effect and payments may be made under the Plan following any such temporary suspension or limitation of the offering of a Fund's shares; however, neither Fund is contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares. So long as the Plan is in effect, the selection and nomination of persons to serve as independent directors of the Company shall be committed to the independent directors then in office at the time of such selection or nomination. The Plan may not be amended to increase materially the amount of any Fund's payments thereunder without approval of the shareholders of that Fund, and all material amendments to the Plan must be approved by the board of directors of the Company, including a majority of the independent directors. Under the agreement implementing the Plan, IDI or the Funds, the latter by vote of a majority of the independent directors, or of the holders of a majority of a Fund's outstanding voting securities, may terminate such agreement as to that Fund without penalty upon 30 days' written notice to the other party. No further payments will be made by a Fund under the Plan in the event of its termination as to that Fund.

      To the extent that the Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of each Fund's assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, each Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment," in which case the Funds may continue to make payments pursuant to the Plan to IDI or another organization only upon the approval of new arrangements, which may or may not be with IDI, regarding the use of the amounts authorized to be paid by it under the Plan, by the directors, including a majority of the independent directors, by a vote cast in person at a meeting called for such purpose.


      Information regarding the services rendered under the Plan and the amounts paid therefor by the Funds are provided to, and reviewed by, the directors on a quarterly basis. On an annual basis, the directors consider the continued appropriateness of the Plan and the level of compensation provided therein.


      The only  directors  or  interested  persons,  as that term is  defined in
Section 2(a)(19) of the 1940 Act, of the Company who have a direct or indirect financial interest in the operation of the Plan are the officers and directors of the Company listed herein under the section entitled "The Funds And Their Management Officers and Directors of the Company" who are also officers either of IDI or companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to it and its shareholders under the Plan include the following:


      (1) Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

      (2) The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes;


      (3) The positive effect which increased Fund assets will have on its revenues could allow INVESCO and its affiliated companies:


            (a) To have greater resources to make the financial commitments necessary to improve the quality and level of each Fund's shareholder services (in both systems and personnel),


            (b) To increase the number and type of mutual Funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders, and

            (c) To acquire and retain talented employees who desire to be associated with a growing organization; and

      (4) Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in the advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of the Plan.

HOW SHARES ARE VALUED

      As described in the section of the Funds' Prospectus entitled "How To Buy Shares," the net asset value of shares of each Fund is computed once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange (generally 4:00 p.m., New York time) and applies to purchase and redemption orders received prior to that time. Net asset value per share is also computed on any other day in which there is a sufficient degree of trading in the securities held by a Fund that the current net asset value per share might be materially affected by changes in the value of the securities held, but only if on such day that Fund receives a request to purchase or redeem shares. Net asset value per share is not calculated on days the New York Stock Exchange is closed, such as federal holidays including New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.


      The net asset value per share of a Fund is calculated by dividing the value of all securities held by that Fund plus other assets (including interest accrued but not collected), less that Fund's liabilities (including accrued expenses, but excluding capital and surplus), by the number of shares outstanding of the Fund. The Funds value municipal securities (including commitments to purchase such securities on a when-issued basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. The Company's directors have approved the use of these pricing procedures and will continue to evaluate their appropriateness as necessary. Under these procedures, the last quoted sale price is used to value municipal securities where trades have occurred on the valuation date. In addition, where trades may not have occurred but where reliable market quotations are readily available for an issue of municipal securities held by the Funds, such securities are valued at the bid price on the basis of such quotations. Non tax-exempt securities for which market quotations are readily available are valued on a consistent basis at market value based upon such quotations; any securities for which market quotations are not readily available and other assets will be valued at fair value as determined in good faith using methods prescribed by the Company's board of directors (presently, "matrix pricing" as provided by the pricing service). Prior to utilizing a pricing service, the Company's board of directors will review the methods used by such service to assure itself that securities will be valued at their fair values. The Company's board of directors also periodically monitors the methods used by such pricing services. Absent unusual circumstances, short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.

FUND PERFORMANCE


      As discussed in the section of the Funds' Prospectus entitled "Fund Price And Performance," the Funds advertise their total return performance and yield. The total return performance for the Tax-Free Intermediate Bond Fund for the one-year period ended June 30, 1998 and the period December 1, 1993 (commencement of operations of the Fund) to June 30, 1998 (life of the Fund) was 6.02% and 4.43%, respectively. The total return performance for the Tax-Free Long-Term Bond Fund for the one-, five- and ten-year periods ended June 30, 1998 was 6.87%, 5.14% and 8.15%, respectively.


      Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                          P(1 + T)exponent n = ERV

where:  P = initial payment of $1000
        T = average annual total return
        n = number of years
      ERV = ending redeemable value of initial payment

      The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.


      The 30-day compounded yield at June 30, 1998, for the Tax-Free Intermediate Bond Fund of 3.50% and for the Tax-Free Long-Term Bond Fund of 3.78%, was determined by computing the yield of each obligation held by the respective Fund, based on market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price plus actual accrued interest. The resultant yield is divided by 360 and multiplied by the market value of the obligation (including actual accrued interest), and the result is multiplied by the number of days in the subsequent month that the obligation is held by the Fund (assuming each month has 30 days).

      The yield of each security is determined as follows;

      1) For obligations issued without original issue discount (OID) and having a current market premium, yield to maturity (or yield to call if applicable) is used.

      2) For obligations issued without OID and having a current market discount, coupon rate is used.

      3) For obligations issued with OID, trading at a discount to the remaining portion of OID, yield to maturity, based on the OID calculation at issue date, is used.

      4) For obligations issued with OID, trading at a premium to the remaining portion of OID, yield to maturity is used.

      Current yield will fluctuate from day to day and is not necessarily representative of future results. A shareholder should remember that yield is a function of the kind and quality of the instruments in each Fund's portfolio, portfolio maturity and operating expenses. A number of factors should be taken into account before using yield information as a basis for comparison with alternative investments. An investment in a Fund is not insured and its yield is not guaranteed.


      Any tax equivalent yield quotation of a Fund will be calculated as follows: If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield will be the current yield quotation divided by one minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield will be the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the yield which is not tax-exempt. The tax equivalent yield of the Tax-Free Intermediate Bond Fund as of June 30, 1998 was 4.12% at the 15% tax bracket, 4.86% at the 28% tax bracket, and 5.22% at the 33% tax bracket. The tax equivalent yield of the Tax-Free Long-Term Bond Fund as of June 30, 1998, was 4.45% at the 15% tax bracket, 5.25% at the 28% tax bracket, and 5.64% at the 33% tax bracket.


      In conjunction with performance reports, comparative data between each Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

      In conjunction with performance reports and/or analyses of shareholder service for the Funds, comparative data between a Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company,

Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Funds. These sources utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services. The Lipper Analytical Services, Inc. mutual Fund rankings and comparisons which may be used by the Tax-Free Long-Term Bond Fund and the Tax-Free Intermediate Bond Fund in performance reports will be drawn from the General Municipal Bond Funds and Intermediate Municipal Debt Funds mutual Fund groupings, respectively, in addition to the broad-based Lipper general Fund groupings. Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

      American Association Of Individual Investors' Journal
      Banxquote
      Barron's
      Business Week
      CDA Investment Technologies
      CNBC
      CNN
      Consumer Digest
      Financial Times
      Financial World
      Forbes
      Fortune
      Ibbotson Associates, Inc.
      Institutional Investor
      Investment Company Data, Inc.
      Investor's Business Daily
      Kiplinger's Personal Finance

      Lipper Analytical Services, Inc.'s Mutual Fund Performance
        Analysis


      Money
      Morningstar
      Mutual Fund Forecaster
      No-Load Analyst
      No-Load Fund X
      Personal Investor
      Smart Money
      The New York Times
      The No-Load Fund Investor
      U.S. News And World Report
      United Mutual Fund Selector
      USA Today
      Wall Street Journal
      Wiesenberger Investment Companies Services
      Working Woman
      Worth

SERVICES PROVIDED BY THE FundS


      Periodic Withdrawal Plan. As described in the section of the Funds' Prospectus entitled "How To Sell Shares," each Fund offers a Periodic Withdrawal Plan. All dividends and other distributions on shares owned by shareholders participating in this Plan are reinvested in additional shares. Because withdrawal payments represent the proceeds from sales of shares, the amount of shareholders' investments in a particular Fund will be reduced to the extent that withdrawal payments exceed dividends and other distributions paid and reinvested. Any gain or loss on such redemptions must be reported for tax purposes. In each case, shares will be redeemed at the close of business on or about the 20th day of each month preceding payment, and payments will be mailed within five business days thereafter.


      The Periodic Withdrawal Plan involves the use of principal and is not a guaranteed annuity. Payments under such Plan do not represent income or a return on investment.


      Participation in the Periodic Withdrawal Plan may be terminated at any time by sending a written request to INVESCO. Upon termination, all future dividends and capital gain distributions will be reinvested in additional shares unless a shareholder requests otherwise.

      Exchange Policy. As discussed in the section of the Funds' Prospectus entitled "How To Buy Shares - Exchange Policy," each Fund offers shareholders the ability to exchange shares of a Fund for shares of another Fund or for shares of certain other no-load mutual Funds advised by INVESCO. Exchange requests may be made by telephone or by written request to INVESCO using the telephone number or address on the cover of this Statement of Additional Information. Exchanges made by telephone must be in an amount of at least $250, if the exchange is being made into an existing account of one of the INVESCO Funds. All exchanges that establish a NEW account must meet the Fund's applicable minimum initial investment requirements. Written exchange requests into an existing account have no minimum requirements other than the Fund's applicable minimum subsequent investment requirements. Any gain or loss realized on an exchange is recognized for federal income tax purposes. This ability is not an option or right to purchase securities and is not available in any state or other jurisdiction where the shares of the mutual Fund into which transfer is to be made are not qualified for sale, or when the net asset value of the shares presented for exchange is less than the minimum dollar purchase required by the appropriate prospectus.


HOW TO REDEEM SHARES


      Normally, payment for shares redeemed will be mailed within seven days following receipt of the required documents as described in the section of the Funds' Prospectus entitled "How To Sell Shares." The right of redemption may be suspended and payment postponed when: (a) the New York Stock Exchange is closed for other than customary weekends and holidays; (b) trading on that exchange is restricted; (c) an emergency exists as a result of which disposal by the Funds of securities owned by it is not reasonably practicable, or it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (d) the SEC by order so permits.

      The Company has authorized brokers to accept redemption orders on the Funds' behalf. Such brokers are authorized to designate other intermediaries to accept redemption orders on the Funds' behalf. The Funds will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. A redemption order will be priced at a Fund's net asset value next calculated after the order has been accepted by an authorized broker or the broker's authorized designee.


      It is possible that in the future conditions may exist which would, in the opinion of the Company's investment adviser, make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the investment adviser may authorize payment to be made in portfolio securities or other property of the Funds. However, the Company is obligated under the 1940 Act to redeem for cash all shares of a Fund presented for redemption by any one shareholder having a value up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are selected entirely by the investment adviser based on what is in the best interests of a Fund and its shareholders, and are valued at the value assigned to them in computing each Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of the securities.

Dividends, Other Distributions, and Taxes

      Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets and source of income and distribution requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund so qualified in the fiscal year ended June 30, 1998, and intends to continue to qualify during its current fiscal year. As a result, it is anticipated that neither Fund will pay federal income or excise taxes and that both Funds will be accorded conduit or "pass through" treatment for federal income tax purposes.


      Each Fund intends to qualify to pay "exempt-interest dividends" to its shareholders. Each Fund will so qualify if at least 50% of its total assets are invested in municipal securities at the close of each quarter of the Company's fiscal year. The exempt interest portion of the income dividend which is payable monthly may be based on the ratio of a Fund's tax-exempt income to taxable income for the entire taxable year. In such case, the ratio would be determined and reported to shareholders after the close of each taxable year. Thus, the exempt-interest portion of any particular dividend may be based upon the tax-exempt portion of all distributions for the taxable year, rather than upon the tax-exempt portion of that particular dividend. Exemption of exempt-interest dividends for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Although these dividends generally may be subject to state and local income taxes, the laws of the several states and local taxing authorities vary with respect to the taxation of exempt-interest dividends, taxable dividends and distributions of capital gains.

      A corporation includes exempt-interest dividends in calculating its alternative taxable income in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

      Any loss realized on the redemption of shares in the Funds that have been held by the shareholder for six months or less is not deductible to the extent of the amount of any exempt-interest dividend paid with respect to such shares and the balance of the loss is treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.


      Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds or industrial development bonds should consult their tax advisers before purchasing shares of a Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

      Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from a Fund still are tax-exempt to the extent described above, they are only included in the calculation of whether a recipient's income exceeds the established amounts.


      INVESCO may provide shareholders of the Funds with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual Fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Company recommends any particular method of determining cost basis. Other methods may result in different tax consequences. If a shareholder has reported gains or losses with respect to shares of a Fund in past years, the shareholder must continue to use the method previously used, unless the shareholder applies to the IRS for permission to change the method.


      Shareholders should consult their own tax advisers regarding specific questions as to federal, state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended for income tax purposes does not entail government supervision of management or investment policies.

INVESTMENT PRACTICES


      Portfolio Turnover. There are no fixed limitations regarding the Funds' portfolio turnover. Since the Tax-Free Long-Term Bond Fund started business, the rate of portfolio turnover has fluctuated under constantly changing economic conditions and market circumstances. During the fiscal years ended June 30, 1998, 1997 and 1996, the Tax-Free Long-Term Bond Fund's portfolio turnover rates were 173%, 123% and 146%, respectively. For the fiscal years ended June 30, 1998, 1997 and 1996, the Tax-Free Intermediate Bond Fund's portfolio turnover rates were 32%, 41% and 49%, respectively. Securities initially satisfying the basic policies and objectives of a Fund may be disposed of when they are no longer suitable. In computing the portfolio turnover rate, all investments with maturities or expiration dates at the time of acquisition of one year or less, were excluded. Subject to this exclusion, the turnover rate is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average of the value of portfolio securities owned by each Fund during the fiscal year. Prior to 1985, all investments in U.S. government securities were excluded in computing the portfolio turnover rate.

     Placement of Portfolio Brokerage. INVESCO, as the Company's adviser, places orders for the purchase and sale of securities with brokers and dealers based upon INVESCO's evaluation of such brokers' and dealers' financial responsibility subject to their ability to effect transactions at the best available prices. INVESCO evaluates the overall reasonableness of any brokerage commissions or underwriting discounts (the difference between the full acquisition price to acquire the new offering and the discount offered to members of the underwriting syndicate) paid by reviewing the quality of executions obtained on each Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. In seeking to ensure that the commissions or discounts charged each Fund are consistent with prevailing and reasonable commissions or discounts, INVESCO also endeavors to monitor brokerage industry practices with regard to the commissions or discounts charged by brokers and dealers on transactions effected for other comparable institutional investors. While INVESCO seeks reasonably competitive rates, a Fund does not necessarily pay the lowest commission, discount or spread available.

      Portfolio securities are usually purchased from an underwriter at prices which include underwriting fees paid by the issuer or from a primary market maker acting as principal for the securities on a net basis, with no brokerage commission being paid by the Funds. On occasion, securities may be purchased directly from the issuer. Other purchases and all sales are placed with those dealers from whom the investment manager believes best execution will be obtained, which may be acting as either agents or principals. Usually no brokerage commissions are paid by the Funds for such transactions. Transactions placed through dealers serving as primary market makers normally are executed at a price based on the bid and asked prices.

      Consistent with the standard of seeking to obtain the best execution on portfolio transactions, INVESCO may select brokers that provide research services to effect such transactions. Research services consist of statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which the Funds effect securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with the Funds.

      In recognition of the value of the above-described brokerage and research services provided by certain brokers, INVESCO, consistent with the standard of seeking to obtain the best execution on portfolio transactions, may place orders with such brokers for the execution of Fund transactions on which the commissions are in excess of those which other brokers might have charged for effecting the same transactions.

      Portfolio transactions may be effected through qualified brokers and dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of brokers and dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of Fund shares by a broker or dealer in selecting among qualified brokers and dealers.

      Certain financial institutions (including brokers who may sell shares of the Funds, or affiliates of such brokers) are paid a fee (the "Services Fee") for recordkeeping, shareholder communications and other services provided by the brokers to investors purchasing shares of the Funds through no transaction fee programs ("NTF Programs") offered by the financial institution or its affiliated broker (an "NTF Program Sponsor"). The Services Fee is based on the average daily value of the investments in each Fund made in the name of such NTF Program Sponsor and held in omnibus accounts maintained on behalf of investors participating in the NTF Program. With respect to certain NTF Programs, the Company's directors have authorized the Funds to apply dollars generated from the Company's Plan and Agreement of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") to pay the entire Services Fee, subject to the maximum Rule 12b-1 fee permitted by the Plan. With respect to other NTF Programs, the Company's directors have authorized each Fund to pay transfer agency fees to INVESCO based on the number of investors who have beneficial interests in the NTF Program Sponsor's omnibus accounts in the applicable Fund. INVESCO, in turn, pays these transfer agency fees to the NTF Program Sponsor as a sub-transfer agency or recordkeeping fee in payment of all or a portion of the Services Fee. In the event that the sub-transfer agency or recordkeeping fee is insufficient to pay all of the Services Fee with respect to these NTF Programs, the directors of the Company have authorized the Company to apply dollars generated from the Plan to pay the remainder of the Services Fee, subject to the maximum Rule 12b-1 fee permitted by the Plan. INVESCO itself pays the portion of a Fund's Services Fee, if any, that exceeds the sum of the sub-transfer agency or recordkeeping fee and Rule 12b-1 fee. The Company's directors have further authorized INVESCO to place a portion of each Fund's brokerage transactions with certain NTF Program Sponsors or their affiliated brokers, if INVESCO reasonably believes that, in effecting the Fund's transactions in portfolio securities, the broker is able to provide the best execution of orders at the most favorable prices. A portion of the commissions earned by such a broker from executing portfolio transactions on behalf of a Fund may be credited by the NTF Program Sponsor against its Services Fee. Such credit shall be applied first against any sub-transfer agency or recordkeeping fee payable with respect to such Fund, and second against any Rule 12b-1 fees used to pay a portion of the Services Fee, on a basis which has resulted from negotiations between IDI or INVESCO and the NTF Program Sponsor. Thus, a Fund pays sub-transfer agency or recordkeeping fees to the NTF Program Sponsor in payment of the Services Fee only to the extent that such fees are not offset by such Fund's credits. In the event that the transfer agency fee paid by a Fund to INVESCO with respect to investors who have beneficial interests in a particular NTF Program Sponsor's omnibus accounts in a Fund exceeds the Services Fee applicable to such Fund, after application of credits, INVESCO may carry forward the excess and apply it to future Services Fees payable to that NTF Program Sponsor with respect to such Fund. The amount of excess transfer agency fees carried forward will be reviewed for possible adjustment by INVESCO prior to each fiscal year-end of the Fund. The Company's board of directors has also authorized each Fund to pay to IDI the full Rule 12b-1 fees contemplated by the Plan as payment for expenses incurred by IDI in engaging in the activities and providing the services on behalf of such Fund contemplated by the Plan, subject to the maximum Rule 12b-1 fee permitted by the Plan, notwithstanding that credits have been applied to reduce the portion of the 12b-1 fee that would have been used to compensate IDI for payments to such NTF Program Sponsor absent such credits.

      The aggregate dollar amount of brokerage commissions paid by the Tax-Free Intermediate Bond Fund for the fiscal years ended June 30, 1998, 1997 and 1996 was $1,250, $0 and $7,538, respectively, and for the fiscal years ended June 30, 1998, 1997 and 1996 were $623,244, $748,918 and $884,965, respectively, for
Tax-Free Long- Term Bond Fund. For the period ended June 30, 1998, no commissions were paid to brokers in connection with their provision of research services to the Tax-Free Intermediate Bond Fund and $548 was paid to brokers in connection with their provision of research services to the Tax-Free Long-Term Bond Fund.

      INVESCO receives no brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO, or the Funds, and any broker or dealer that executes transactions for the Funds.


ADDITIONAL INFORMATION


      Common Stock. The Company has 500,000,000 authorized shares of common stock with a par value of $0.01 per share. Of the Company's authorized shares, 100,000,000 shares have been allocated to the Tax-Free Long-Term Bond Fund and 100,000,000 shares have been allocated to Tax-Free Intermediate Bond Fund. As of June 30, 1998, 13,585,358 shares of the Tax-Free Long-Term Bond Fund and 562,481 shares of the Tax-Free Intermediate Bond Fund were outstanding. All shares issued and outstanding are, and all shares offered hereby, when issued, will be, fully paid and nonassessable. The board of directors has the authority to designate additional series of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.


      Shares of each series represent the interests of the shareholders of such series in a particular portfolio of investments of the Company. Each series of the Company's shares is preferred over all other series with respect to the assets specifically allocated to that series, and all income, earnings, profits and proceeds from such assets, subject only to the rights of creditors, are allocated to shares of that series. The assets of each series are segregated on the books of account and are charged with the liabilities of that series and with a share of the Company's general liabilities. The board of directors determines those assets and liabilities deemed to be general assets or liabilities of the Company, and those items are allocated among series in a manner deemed by the board to be fair and equitable. Generally, such allocation will be made based upon the relative total net assets of each series. In the unlikely event that a liability allocable to one class exceeds the assets belonging to the series, all or a portion of such liability may have to be borne by the holders of shares of the Company's other series.

      All dividends on shares of a particular series shall be paid only out of the income belonging to that series, pro rata to the holders of that series. In the event of the liquidation or dissolution of the Company or of a particular series, the shareholders of each series that is being liquidated shall be entitled to receive, as a series, when and as declared by the board of directors, the excess of the assets belonging to that series over the liabilities belonging to that series. The holders of shares of any series shall not be entitled to any distribution upon liquidation of any other series. The assets so distributable to the shareholders of any particular series shall be distributed among such shareholders in proportion to the number of shares of that series held by them and recorded on the books of the Company.


      All Fund shares, regardless of series, have equal voting rights. Voting with respect to certain matters, such as ratification of independent accountants or election of directors, will be by all series of the Company. When not all series are affected by a matter to be voted upon, such as approval of an investment advisory contract or changes in a Fund's investment policies, only shareholders of the series affected by the matter will be entitled to vote. Company shares have noncumulative voting rights, which means that the holders of a majority of the shares voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. In such event, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. After they have been elected by shareholders, the directors will continue to serve until their successors are elected and have qualified or they are removed from office, in either case by a shareholder vote, or until death, resignation or retirement. Directors may appoint their own successors, provided that always a majority of the directors have been elected by the Company's shareholders. It is the intention of the Company not to hold annual meetings of shareholders. The directors will call annual or special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Company's Articles of Incorporation, or at their discretion.

      Principal Shareholders. As of September 30, 1998, the following entities held more than 5% of the outstanding securities of the Funds listed below.


Name and Address of
Beneficial Owner                     Number of Shares        Percent of Class
----------------                     ----------------        ----------------

INVESCO Tax-Free
Intermediate Bond Fund


Donaldson, Lufkin & Jenrette             198,293.8080             20.78%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303

Charles Schwab & Co. Inc.                 49,064.7240              5.14%
Special Custody Account
For The Exclusive Benefit
of Customers
101 Montgomery St.
San Francisco, CA 94104

INVESCO Tax-Free
Long-term Bond Fund

-0-                                               -0-                -0-

      Independent Accountants. PricewaterhouseCoopers, LLP, 950 Seventeenth Street, Denver, Colorado, has been selected as the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Company.


      Custodian. State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, has been designated as custodian of the cash and investment securities of the Company. The bank is also responsible for, among other things, receipt and delivery of the Company's investment securities in accordance with procedures and conditions specified in the custody agreement.


      Transfer Agent. The Company is provided with transfer agent, registrar, and dividend disbursing agent services by INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado, pursuant to the Transfer Agency Agreement described herein. Such services include the issuance, cancellation and transfer of shares of each Fund and the maintenance of records regarding the ownership of such shares.


      Reports to Shareholders. The Company's fiscal year ends on June 30. The Company distributes reports at least semiannually to its shareholders. Financial statements regarding the Company, audited by the independent accountants, are sent to shareholders annually.

      Legal Counsel. The firm of Kirkpatrick & Lockhart, LLP, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell, Denver, Colorado, serves as special counsel to the Company.


      Financial Statements. The Funds' audited financial statements and the notes thereto for the fiscal year ended June 30, 1998, and the report of PricewaterhouseCoopers LLP with respect to such financial statements, are incorporated herein by reference from the Funds' Annual Report to Shareholders for the fiscal year ended June 30, 1998.


      Prospectus. The Company will furnish, without charge, a copy of the Funds' Prospectus upon request. Such requests should be made to the Company at the mailing address or telephone number set forth on the first page of this Statement of Additional Information.


      Registration Statement. This Statement of Additional Information and the related Prospectus do not contain all of the information set forth in the Registration Statement the Company has filed with the SEC. The complete
Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the rules and regulations of, the SEC.

APPENDIX A

Description of Moody's Municipal Bond Ratings:

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments of, or maintenance of other terms of, the contract over any long period of time may be small.

Caa--Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Rating Refinements: Moody's may apply the numerical modifier "1", for municipally-backed bonds, and modifiers "1", "2" and "3", for corporate-backed municipals. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of S&P'S Municipal Bond Ratings:

AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB,B--Bonds rated BB or B are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC--Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Description of Fitch's Corporate and Municipal Bond Ratings:

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

Description Of D&P'S Long-Term Corporate And Municipal Debt Ratings:

AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- --High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

BBB+, BBB, BBB- --Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

PLUS (+) OR MINUS (-): The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Moody's Ratings of State and Municipal Notes:

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in long-term borrowing risk are of lesser importance in the short run.
Symbols will be used as follows:

MIG-1--Notes bearing this designation are of the best quality enjoying strong protection from established cash flows of Funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

Description of S&P'S Ratings for Investment Grade Municipal Notes and Short-Term Demand Obligations:

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

Description of Moody's Tax-Exempt and Taxable Commercial Paper Ratings:

Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment capacity of rated issuers of securities in which the Fund may invest:

Prime-1: Issuers rated Prime-1 have a superior capacity for repayment for short-term promissory obligations.

Prime-2: Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations.

Description of S&P'S Ratings for Demand Obligations and Taxable and Tax-Exempt Commercial Paper:

     S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Fund may invest are as follows:

A-1: This designation indicates the degree of safety regarding timely payment is either overwhelming or very strong. Issues determined to possess overwhelming safety characteristics will be given a "plus" designation.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

APPENDIX B

DESCRIPTION OF FUTURES CONTRACTS AND OPTIONS

Options on Securities

      An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a non-reFundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered," which is generally accomplished through the writer's ownership of the underlying security, in the case of a call option, or the writer's segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

      Upon exercise of the option, the holder is required to pay the purchase price of the underlying security, in the case of a call option, or to deliver the security in return for the purchase price, in the case of a put option. Conversely, the writer is required to deliver the security, in the case of a call option, or to purchase the security, in the case of a put option. Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.


      Options on securities are traded on national securities exchanges, such as the Chicago Board of Options Exchange and the New York Stock Exchange, which are regulated by the Securities and Exchange Commission. The Options Clearing Corporation ("OCC") guarantees the performance of each party to an exchange-traded option, by in effect taking the opposite side of each such option. A holder or writer may engage in transactions in exchange-traded options on securities and options on indices of securities only through a registered broker/dealer which is a member of the exchange on which the option is traded.

      An option position in an exchange-traded option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time. In such event it might not be possible to effect closing transactions in a particular option with the result that this Fund would have to exercise the option in order to realize any profit. This would result in this Fund incurring brokerage commissions upon the disposition of underlying securities acquired through the exercise of a call option or upon the purchase of underlying securities upon the exercise of a put option. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, unless the Fund is required to deliver the securities pursuant to the assignment of an exercise notice, it will not be able to sell the underlying security until the option expires.

      Reasons for the potential absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities: (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or particular class or series of options) in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange which had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at a particular time, render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. However, the OCC, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

      In addition, options on securities may be traded over-the-counter ("OTC") through financial institutions dealing in such options as well as the underlying instruments. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Company on behalf of a Fund. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option as written, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. The Fund will engage in OTC option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York.


Futures Contracts


      A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or foreign currency, or for the making and acceptance of a cash settlement, at a stated time in the future, for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of interest rate and foreign currency futures contracts, the fixed income securities or currency underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain interest rate and foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, Futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

      The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalent, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to market."

      A futures contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a futures contract, by in effect taking the opposite side of such contract. At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

      Interest rate futures contracts currently are traded on a variety of fixed income securities, including long-term U.S. Treasury bonds, Treasury notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury bills, bank certificates of deposit and commercial paper. In addition, interest rate futures contracts include contracts on indices of municipal securities. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, West German mark and on Eurodollar deposits.


Options on Futures Contracts


      An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying Futures Contract, in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

      A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

      An option, whether based on a futures contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

                          PART C.  OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

            (a)  Financial Statements:
                                                                    Page in
                                                                   Prospectus
                                                                   ----------

            (1)   Financial    statements    and   schedules
                  included in Prospectus (Part A):

                  Financial  Highlights for each of the four          9
                  years in the period  ended  June 30,  1998
                  and  the  period  from  December  1,  1993
                  (commencement  of  investment  operations)
                  through   June  30,   1994  for   Tax-Free
                  Intermediate Bond Fund.

                  Financial  Highlights  for each of the ten         11
                  years in the period  ended  June 30,  1998
                  for Tax-Free Long-Term Bond Fund.

                                                                  Page in
                                                                  Statement
                                                                  of Addi-
                                                                  tional
                                                                  Information
                                                                  -----------

            (2) The following audited financial statements of the Company and the notes thereto for the fiscal year ended June 30, 1998, and the report of PricewaterhouseCoopers LLP with respect to such financial statements, are incorporated in the Statement of Additional Information by reference from the Company's Annual Report to Shareholders for the fiscal year ended June 30, 1998: Statement of Investment Securities as of June 30, 1998; Statement of Assets and Liabilities as of June 30, 1998; Statement of Operations for the year ended June 30, 1998; Statement of Changes in Net Assets for each of the two years in the period ended June 30, 1998; Financial Highlights for each of the four years in the period ended June 30, 1998 and the period from December 1, 1993 (commencement of operations) through June 30, 1994 for Tax-Free Intermediate Bond Fund and for each of the five years ended June 30, 1998 for Tax-Free Long-Term Bond Fund.

            (3)   Financial    statements    and   schedules
                  included in Part C:

                  None: Schedules have been omitted as all information has been presented in the financial statements.

            (b)   Exhibits:

                  (1)   Articles of Incorporation (Charter)(1)

                  (2)   Bylaws(1)

                  (3)   Not applicable.

                  (4)   Not required to be filed on EDGAR

                  (5)   (a)  Investment  Advisory  Agreement
                        between Registrant and INVESCO Funds
                        Group,   Inc.   dated  February  28,
                        1997.(2)

                  (6)   (a) General  Distribution  Agreement
                        between Registrant and INVESCO Funds
                        Group,   Inc.   dated  February  28,
                        1997.(2)

                        (b) Distribution  Agreement  between
                        Registrant and INVESCO Distributors,
                        Inc.

                  (7)   (a)   Defined    Benefit    Deferred
                        Compensation Plan for Non-Interested
                        Directors and Trustees.(2)

                        (b)   Defined Benefit Deferred
                        Compensation Plan for Non-Interested
                        Directors and Trustees.

                  (8)   Custody Agreement between Registrant
                        and  State  Street  Bank  and  Trust
                        Company dated July 1, 1993.(2)

                        (a)  Amendment to Custody  Agreement
                        dated October 25, 1995.(2)

                        (b)  Data  Access  Service  Addendum
                        dated May 19, 1997.(2)

                  (9)   (a)   Transfer   Agency    Agreement
                        between Registrant and INVESCO Funds
                        Group,   Inc.   dated  February  28,
                        1997.(2)

                        (b)     Administrative      Services
                        Agreement  between   Registrant  and
                        INVESCO  Funds  Group,  Inc.,  dated
                        February 28, 1997.(2)

                  (10)  Opinion and consent of counsel as to
                        the legality of the securities being
                        registered,  indicating whether they
                        will,  when sold, be legally issued,
                        fully paid and non-assessable.

                  (11)  Consent of Independent Accountants.

                  (12)  Not applicable.

                  (13)  Not applicable.

                  (14)  Copies  of model  plans  used in the
                        establishment of retirement plans as
                        follows:

                        (a) Non-standardized Profit Sharing
                        Plan;

                        (b) Non-standardized Money Purchase
                        Pension Plan;

                        (c) Standardized Profit Sharing Plan
                        Adoption Agreement;

                        (d)   Standardized   Money  Purchase
                        Pension Plan;

                        (e)  Non-standardized   401(k)  Plan
                        Adoption Agreement;

                        (f)   Standardized   401(k)   Paired
                        Profit Sharing Plan;

                        (g) Standardized  Simplified  Profit
                        Sharing Plan;

                        (h) Defined Contribution Master Plan
                        & Trust Agreement.

                  (15)  Plan and  Agreement of  Distribution
                        pursuant  to Rule  12b-1  under  the
                        Investment Company Act of 1940 dated
                        April 30, 1993.(2)

                        (a)  Amendment of Plan and Agreement
                        of  Distribution  pursuant  to 12b-1
                        under the Investment  Company Act of
                        1940 dated July 19, 1995.(2)

                        (b) Amended  Plan and  Agreement  of
                        Distribution   adopted  pursuant  to
                        Rule  12b-1  under  the   Investment
                        Company Act of 1940 dated January 1,
                        1997.(2)

                        (c) Amended  Plan and  Agreement  of
                        Distribution   adopted  pursuant  to
                        Rule  12b-1  under  the   Investment
                        Company Act of 1940 dated  September
                        30, 1997.

                  (16)  Schedule    for    computation    of
                        performance data.(2)

                  (17)  (a) Financial  Data Schedule for the
                        fiscal year ended June 30, 1998, for
                        INVESCO   Tax-Free   Long-Term  Bond
                        Fund.

                        (b) Financial  Data Schedule for the
                        fiscal  year ended June 30, 1998 for
                        INVESCO Tax-Free  Intermediate  Bond
                        Fund.

                  (18)  Not applicable.


---------------------


(1)Previously filed on EDGAR with Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on October 18, 1996 and incorporated herein by reference.

(2)Previously filed on EDGAR with Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on August 29, 1997 and incorporated herein by reference.


Item 25.    Persons Controlled by or Under Common Control with
            Registrant
            ---------------------------------------------------

            No person is presently controlled by or under common control with Registrant.

Item 26.    Number of Holders of Securities
            -------------------------------

                                                         Number of Record
                                                           Holders as of
            Title of Class                            September 30, 1998
            --------------                            ------------------

            INVESCO Tax-Free
            Long-Term Bond Fund
            Common Stock                                           7,072

            INVESCO Tax-Free
            Intermediate Bond Fund
            Common Stock                                             409


Item 27.    Indemnification
            ---------------

            Indemnification provisions for officers and directors of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 24(b)(1) above. Under these Articles, officers and directors will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, Fund directors and officers cannot be protected against liability to the Company or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

Item 28.    Business and Other Connections of Investment Adviser
            ----------------------------------------------------


            See "The Funds And Their Management" in the Prospectus and Statement of Additional Information for information regarding the business of the investment adviser.

      Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO, and, who, with the exception of Richard W. Healey, have during the past two fiscal years, held positions with Institutional Trust Company, doing business as INVESCO Trust Company, an affiliate of INVESCO.

                              Position
                               with            Principal Occupation and
          Name                Adviser            Company Affiliation
          ----                -------            -------------------

Dan J. Hesser                  Chairman            Chairman
                               and                 INVESCO Funds Group, Inc.
                               Director            7800 East Union Avenue
                                                   Denver, CO 80237

Mark H. Williamson             Officer &           President & Chief
                               Director            Executive Officer
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237

William J. Galvin, Jr.         Officer             Senior Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237

Ronald L. Grooms               Officer             Senior Vice President &
                                                   Treasurer
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

Richard W. Healey              Officer             Senior Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237

Daniel B. Leonard              Officer             Senior Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

Charles P. Mayer               Officer &           Senior Vice President
                               Director            INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

Timothy J. Miller              Officer             Senior Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

Donovan J. (Jerry) Paul        Officer             Senior Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

                             Position
                               with            Principal Occupation and
          Name                Adviser            Company Affiliation
          ----                -------            -------------------

Glen A. Payne                  Officer             Senior Vice President,
                                                   Secretary & General
                                                   Counsel
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

John R. Schroer, II            Officer             Senior Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

Ingeborg S. Cosby              Officer             Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

Elroy E. Frye, Jr.             Officer             Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

Linda J. Gieger                Officer             Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

Mark D. Greenberg              Officer             Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

Gerard F. Hallaren, Jr.        Officer             Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

Richard R. Hinderlie           Officer             Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

Thomas M. Hurley               Officer             Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

Patricia F. Johnston           Officer             Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

                             Position
                               with            Principal Occupation and
          Name                Adviser            Company Affiliation
          ----                -------            -------------------

James F. Lummanick             Officer             Vice President &
                                                   Assistant General Counsel
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

Thomas A. Mantone, Jr.         Officer             Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

Trent E. May                   Officer             Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

Frederick R. (Fritz)           Officer             Vice President
Meyer                                              INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

Jeffrey G. Morris              Officer             Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

Laura M. Parsons               Officer             Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

Pamela J. Piro                 Officer             Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

Gary L. Rulh                   Officer             Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

John S. Segner                 Officer             Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

Terri B. Smith                 Officer             Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

                             Position
                               with            Principal Occupation and
          Name                Adviser            Company Affiliation
          ----                -------            -------------------

Alan I. Watson                 Officer             Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

Judy P. Wiese                  Officer             Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

Ronald C. Lively               Officer             Senior Regional Vice
                                                   President
                                                   INVESCO Funds Group, Inc.
                                                   17406 Brown Road
                                                   Odessa, FL 33556

Scott E. Stapley               Officer             Senior Regional Vice
                                                   President
                                                   INVESCO Funds Group, Inc.
                                                   1615 Arch Bay Drive
                                                   Newport Beach, CA 92660

David B. McElroy               Officer             Regional Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237

Ryland K. Pruett, Jr.          Officer             Regional Vice President
                                                   INVESCO Funds Group, Inc.
                                                   2337 Mirow Place
                                                   Charlotte, NC 28270

Thomas H. Scanlan              Officer             Regional Vice President
                                                   INVESCO Funds Group, Inc.
                                                   12028 Edgepark Court
                                                   Potomac, MD 20854

Michael D. Legoski             Officer             Assistant Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237

Stephen A. Moran               Officer             Assistant Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237

Donald R. Paddack              Officer             Assistant Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237

                             Position
                               with            Principal Occupation and
          Name                Adviser            Company Affiliation
          ----                -------            -------------------

Kent T. Schmeckpeper           Officer             Assistant Vice President
                                                   Account Relationship
                                                   Manager
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237

Tane' T. Tyler                 Officer             Assistant Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237

Jeraldine E. Kraus             Officer             Assistant Secretary
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237

Item 29.    Principal Underwriters
            ----------------------


            (a)   INVESCO Bond Funds, Inc.
                  INVESCO Blue Chip Growth Fund, Inc.
                  INVESCO Combination Stock and Bond Funds, Inc.
                  INVESCO Diversified Funds, Inc.
                  INVESCO Emerging Opportunity Funds, Inc.
                  INVESCO International Funds, Inc.
                  INVESCO Money Market Funds, Inc.
                  INVESCO Sector Funds, Inc.
                  INVESCO Specialty Funds, Inc.
                  INVESCO Stock Funds, Inc.
                  INVESCO Tax-Free Income Funds, Inc.
                  INVESCO Value Trust
                  INVESCO Variable Investment Funds, Inc.

            (b)

                                    Positions and           Positions and
Name and Principal                  Offices with            Offices with
Business Address                    Underwriter             Registrant
----------------                    -----------             ----------


William J. Galvin, Jr.              Senior Vice             Assistant
7800 E. Union Avenue                President &             Secretary
Denver, CO  80237                   Ass't. Secretary

Ronald L. Grooms                    Senior Vice             Treasurer,
7800 E. Union Avenue                President &             Chief Fin'l
Denver, CO  80237                   Treasurer               Officer, and
                                                            Chief Acctg.
                                                            Off.

Richard W. Healey                   Senior Vice
7800 E. Union Avenue                President
Denver, CO 80237

Dan J. Hesser                       Chairman of
7800 E. Union Avenue                the Board,
Denver, CO  80237                   & Director

Charles P. Mayer                    Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne                       Senior Vice             Secretary
7800 E. Union Avenue                President,
Denver, CO  80237                   Secretary &
                                    General Counsel

Judy P. Wiese                       Vice President          Asst. Treas.
7800 E. Union Avenue                & Assistant
Denver, CO  80237                   Treasurer

Mark H. Williamson                  President, Chief        President,
7800 E. Union Avenue                Executive               CEO &
Denver, CO 80237                    Officer &               Director
                                    Director



            (c)  Not applicable.

Item 30.    Location of Accounts and Records
            --------------------------------


            Mark H. Williamson
            7800 E. Union Avenue
            Denver, CO  80237

Item 31.    Management Services

            Not applicable.

Item 32.    Undertakings
            ------------

            (a) The Registrant hereby undertakes that the board of directors will call such meetings of shareholders for action by shareholder vote, including acting on the question of removal of a director or directors, as may be requested in writing by the holders of at least 10% of the outstanding shares of the Fund or as may be required by applicable law or the Company's Articles of Incorporation, and to assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940.

            (b) The Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 28th day of October, 1998.


ATTEST:                             INVESCO TAX-FREE INCOME
                                    FUNDS, INC.


/s/ Glen A. Payne                   /s/Mark H. Williamson
-------------------------           --------------------------------
Glen A. Payne, Secretary             Mark H. Williamson

      Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to Registrant's Registration Statement has been signed by the following persons in the capacities indicated on this 28th day of October, 1998.

/s/ Mark H. Williamson              /s/ Lawrence H. Budner
-------------------------           --------------------------------
Mark H. Williamson,                 Lawrence H. Budner, Director
President & Director
(Chief Executive Officer)

/s/ Ronald L. Grooms                 /s/Fred A. Deering
-------------------------           --------------------------------
Ronald L. Grooms, Treasurer          Fred A. Deering, Director
(Chief Financial and
Accounting Officer)

/s/ Victor L. Andrews               /s/ Larry Soll
-------------------------           --------------------------------
Victor L. Andrews, Director         Larry Soll, Director

/s/ Bob R. Baker                    /s/ Kenneth T. King
-------------------------           --------------------------------
Bob R. Baker, Director              Kenneth T. King, Director

/s/ Charles W. Brady                /s/ John W. McIntyre
-------------------------           --------------------------------
Charles W. Brady, Director,         John W. McIntyre, Director


/s/ Wendy L. Gramm
--------------------------
Wendy L. Gramm, Director



By*                                 By*   /s/ Glen A. Payne
   ------------------------------       ----------------------------------
      Edward F. O'Keefe             Glen A. Payne
      Attorney in Fact              Attorney in Fact


* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on July 20, 1989, January 9, 1990, May 22, 1992, September 1, 1993, December 1,
1993, August 30, 1995, October 18, 1996, and August 29, 1997.

                                           Exhibit

                                                                 Page in
Exhibit Number                                            Registration Statement
--------------                                            ----------------------


        6(b)                                                     104
        7(b)                                                     111
        10                                                       119
        11                                                       120
        14(a)                                                    121
        14(b)                                                    159
        14(c)                                                    196
        14(d)                                                    228
        14(e)                                                    258
        14(f)                                                    312
        14(g)                                                    355
        14(h)                                                    364
        15(c)                                                    467
        17(a)                                                    473
        17(b)                                                    475